                                                      Registration No. 333-45343


             As filed with the Securities and Exchange Commission
                               on March 1, 2002


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                       POST-EFFECTIVE AMENDMENT NO. 5 TO
                                   FORM S-6

             FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
        SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                      LIFE INSURANCE SEPARATE ACCOUNT OF
                          USAA LIFE INSURANCE COMPANY
                             (Exact Name of Trust)

                          USAA LIFE INSURANCE COMPANY
                              (Name of Depositor)
                        9800 Fredericksburg Road, C-3-W
                           San Antonio, Texas 78288
         (Complete Address of Depositor's Principal Executive Offices)

                            CYNTHIA A. TOLES, ESQ.
                    Vice President and Assistant Secretary

                          USAA Life Insurance Company
                        9800 Fredericksburg Road, C-3-W
                         San Antonio, Texas 78288-3051
               (Name and Complete Address of Agent for Service)

                 Please send copies of all communications to:

                             DIANE E. AMBLER, ESQ.
                          Kirkpatrick & Lockhart, LLP
                   1800 Massachusetts Ave., N.W., Suite 200
                          Washington, D.C. 20036-1800
                                (202) 778-9000



                           Exhibit Index on Page ___

                                                                   Page 1 to ___

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

It is proposed that this filing will become effective (check the appropriate box):

  [_]  Immediately upon filing pursuant to paragraph (b) of Rule 485

  [_]  On (date) pursuant to paragraph (b) of Rule 485


  [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [X]  On May 1, 2002 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

 [_] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title and Amount of Securities Being Registered:   An Indefinite Amount of
Interests in Life Insurance Separate Account of USAA Life Insurance Company Under Variable Universal Life Insurance Policies.

Approximate Date of Proposed Public Offering:  Continuous.

                    RECONCILIATION AND TIE BETWEEN ITEMS IN
                        FORM N-8B-2 AND THE PROSPECTUS

                      LIFE INSURANCE SEPARATE ACCOUNT OF
                          USAA LIFE INSURANCE COMPANY


ITEM NO. OF FORM N-8B-2 *             CAPTION IN PROSPECTUS**

1                                     Cover Page

2                                     Cover Page

3                                     Not Applicable

4                                     Policy Distribution

5                                     Definitions

6                                     Separate Account

7                                     Not Required***

8                                     Not Required***

9                                     Legal Matters

10                                    Death Benefit; Other Policy Benefits;
                                      Payment of Policy Benefits; Transfer of
                                      Cash Value; Loans; Surrenders; Policy
                                      Lapse and Reinstatement; Investment
                                      Options -Voting Privileges; Investment
                                      Options - Additions or Changes to
                                      Investment Options; The Contract

11                                    Investment Options

12                                    Investment Options

13 The Policy at a Glance - Policy Charges and Deductions; The Policy at a Glance - Fund Fees and Other Expenses; Charges and Deductions; USAA Life

14                                    Policy Issuance; Premium Payments

15                                    Premium Payments; Investment Options

16                                    Premium Payments; Allocation of Premiums;
                                      Investment Options

17                                    Death Benefit; Other Policy Benefits;
                                      Payment of Policy Benefits; Transfer of
                                      Cash Value; Loans; Surrenders; Policy
                                      Lapse and Reinstatement

18                                    Tax Matters - Taxation of Policy Proceeds:
                                      Our Taxes; Separate Account; Charges and
                                      Deductions - Monthly Deductions: Mortality and Expense Risk Charge; Financial Statements

19                                    USAA Life; Reports and Records

20                                    Not Applicable

21                                    Loans

22                                    Not Applicable

23                                    Not Applicable**

24                                    Charges and Deductions; Cash Value;
                                      Telephone Transactions; Free Look Right;
                                      Postponement of Payments; More Policy
                                      Information

25                                    USAA Life

26                                    Not Applicable

27                                    USAA Life

28                                    USAA Life - Directors of USAA Life; USAA
                                      Life - Officers (other than Directors)

29                                    USAA Life

30                                    Not Applicable

31                                    Not Applicable

32                                    Not Applicable

33                                    Not Applicable

34                                    Not Applicable

35                                    Policy Distribution

36                                    Not Required***

37                                    Not Applicable

38                                    Policy Distribution

39                                    Policy Distribution

40                                    Not Applicable

41                                    Policy Distribution; Investment Options

42                                    Not Applicable

43                                    Not Applicable

44                                    Charges and Deductions - Other Charges;
                                      Investment Options

45                                    Not Applicable

46                                    Charges and Deductions - Other Charges;
                                      Investment Options

47                                    Not Applicable

48                                    Not Applicable

49                                    Not Applicable

50                                    Not Applicable

51                                    Not Applicable**

52 Investment Options - Additions or Changes to Investment Options

53                                    Tax Matters - Taxation of USAA Life

54                                    Not Applicable

55                                    Not Applicable**

56                                    Not Required***

57                                    Not Required***

58                                    Not Required***

59                                    Not Required***

      * Registrant includes this Reconciliation and Tie Sheet in the amendment to its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Registrant filed a Notification of Registration as an investment company on Form N-8A and a Form N-8B-2 Registration Statement under the Investment Company Act of 1940 on January 30, 1998. Pursuant to Sections 8 and 30(b)(1) of the Investment Company Act of 1940, Rule 30a-1 under that Act, and Forms N-8B-2 and N-SAR under that Act, Registrant will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission.

      ** Caption in Prospectus, to the extent relevant to this Form. Certain items are not relevant pursuant to the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.

      *** Not required pursuant to Instruction 1(a) as to the Prospectus as set out in Form S-6.

[LOGO]
USAA(R)


                                                     USAA LIFE INSURANCE COMPANY
                                                         VARIABLE UNIVERSAL LIFE
                                                                      PROSPECTUS


                                                                 May 1, 2002

USAA Life Insurance Company
Variable Universal Life


Table of Contents


Section
-------
A.   Variable Universal Life Insurance Policy Prospectus...............................................

B.   USAA Life Investment Trust Prospectus.............................................................
     (Income Fund) ....................................................................................
     (Growth and Income Fund) .........................................................................
     (World Growth Fund) ..............................................................................
     (Diversified Assets Fund) ........................................................................
     (Aggressive Growth Fund) .........................................................................

C.   Vanguard(R) Variable Insurance Fund Prospectuses..................................................
     (Money Market Portfolio) .........................................................................
     (High Yield Bond Portfolio) ......................................................................
     (Diversified Value Portfolio) ....................................................................
     (Equity Index Portfolio)..........................................................................
     (Mid-Cap Index Portfolio) ........................................................................
     (Small Company Growth Portfolio)..................................................................
     (International Portfolio).........................................................................
     (REIT Index Portfolio) ...........................................................................

D.   Fidelity(R) Variable Insurance Products Prospectus................................................
     (Contrafund(R) Portfolio, Initial Class)..........................................................

E.   Fidelity(R) Variable Insurance Products Prospectus................................................
     (Equity-Income Portfolio, Initial Class)..........................................................

F.   Fidelity(R) Variable Insurance Products Prospectus................................................
     (Dynamic Capital Appreciation Portfolio, Initial Class)...........................................

G.   Scudder Variable Series I Prospectus..............................................................
     (Capital Growth Portfolio)........................................................................

H.   Alger American Fund Prospectus....................................................................
     (Alger American Growth Portfolio).................................................................

                      This page left blank intentionally

                                      2 A

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                  Prospectus

                               May 1, 2002




Offered By:    USAA LIFE INSURANCE COMPANY
               9800 Fredericksburg Road, San Antonio, Texas 78288
               Telephone: toll free 1-800-531-2923

This Prospectus describes a Variable Universal Life Insurance Policy ("Policy") that we are offering, through our Life Insurance Separate Account, to individual members of the United Services Automobile Association ("USAA"), the parent company of the USAA Group of Companies, as well as to the general public.

The Policy offers you:

     . Life insurance protection guaranteed by USAA Life. (See "Payment of Policy Benefits.")

     . 18 investment options. (See "Investment Options" and the accompanying Fund prospectuses for a description of the Funds.)

        USAA Life Investment Trust
        --------------------------
        USAA Life Growth and Income Fund
        USAA Life Aggressive Growth Fund
        USAA Life World Growth Fund
        USAA Life Diversified Assets Fund
        USAA Life Income Fund

        Vanguard(R) Variable Insurance Fund
                ---
        Vanguard Diversified Value Portfolio
        Vanguard Equity Index Portfolio
        Vanguard Mid-Cap Index Portfolio
        Vanguard Small Company Growth Portfolio
        Vanguard International Portfolio
        Vanguard REIT Index Portfolio
        Vanguard High Yield Bond Portfolio
        Vanguard Money Market Portfolio

        Fidelity(R) Variable Insurance Products
        ---------------------------------------
        Fidelity VIP Contrafund(R) Portfolio, Initial Class

        Fidelity VIP Equity-Income Portfolio, Initial Class

        Fidelity VIP Dynamic Capital Appreciation Portfolio, Initial Class


        Scudder Variable Series I
        --------------------------
        Scudder VS I Capital Growth Portfolio, Class A Shares


        The Alger American Fund
        -----------------------
        Alger American Growth Portfolio




     .  Flexible premium payments.  (See "Premium Payments.")

Please read this Prospectus carefully and keep it for future reference. Your Prospectus and Policy may reflect variations required by the laws of your state. This Prospectus is not valid unless accompanied by the current prospectuses for the Funds. Defined terms used in this Prospectus appear at the beginning of this booklet.

               Investments in the Variable Fund Accounts are not deposits or other obligations of, or guaranteed by, the USAA Federal Savings Bank, are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency, are subject to investment risks, and may lose value.

IMPORTANT      The Securities and Exchange Commission("SEC")  has not approved
 NOTICES       or disapproved the securities described in this Prospectus or passed upon the adequacy of this Prospectus. Anyone who tells you otherwise is committing a federal crime.

               YOU MAY CANCEL THE POLICY WITHIN 10 DAYS AFTER RECEIVING IT, OR SUCH LONGER PERIOD AS THE LAWS OF YOUR STATE MAY REQUIRE.

                                      3 A

--------------------
TABLE OF CONTENTS
--------------------

DEFINITIONS.....................................................................................................    7A
THE POLICY AT A GLANCE..........................................................................................   10A
QUESTIONS AND ANSWERS...........................................................................................   14A
POLICY INFORMATION..............................................................................................   19A
         Policy Issuance........................................................................................   19A
                  Who May Purchase a Policy.....................................................................   19A
                  How to Purchase a Policy......................................................................   19A
                  Effective Date of Your Policy.................................................................   19A
         Premium Payments.......................................................................................   19A
                  Methods of Payment............................................................................   19A
                  Amount and Frequency of Payments..............................................................   19A
         Allocation of Premiums.................................................................................   20A
                  Planned Periodic Premium Payments.............................................................   20A
                  Annual Target Premium Payment.................................................................   21A
         Investment Options.....................................................................................   21A
                  Variable Fund Accounts........................................................................   22A
                  Additions or Changes to Investment Options....................................................   26A
                  Voting Privileges.............................................................................   26A
                  Special Considerations........................................................................   26A
         Policy Lapse and Reinstatement.........................................................................   26A
                  Lapse.........................................................................................   26A
                  Grace Period..................................................................................   27A
                  Guaranteed Death Benefit......................................................................   27A
                  Reinstatement.................................................................................   27A
         Charges and Deductions.................................................................................   28A
                  Premium Charge................................................................................   28A
                  Monthly Deductions from Cash Value............................................................   28A
                  Separate Account Charges......................................................................   29A
                  Transfer Charges..............................................................................   29A
                  Surrender Charges.............................................................................   29A
                  Other Charges.................................................................................   30A
                  Deduction of Charges..........................................................................   30A
         Death Benefit..........................................................................................   30A
                  Choosing Between Option A and Option B........................................................   30A
                  Illustrations of Option A and Option B........................................................   31A
                  Changing Your Death Benefit Option............................................................   31A
                  Changing Your Policy's Specified Amount.......................................................   31A
         Other Policy Benefits..................................................................................   32A
                  Optional Insurance Benefits...................................................................   32A
                  Benefits at Maturity..........................................................................   33A
         Payment of Policy Benefits.............................................................................   33A
                  Payment of Death Benefit......................................................................   33A
                  Payment of Maturity Benefit...................................................................   34A
                  Death Benefit Payment Options.................................................................   34A
         Cash Value.............................................................................................   34A
                  Calculating Your Value in the Variable Fund Accounts..........................................   35A

                                      4 A

         Transfer of Value......................................................................................   35A
         Loans .................................................................................................   36A
                  Loan Collateral...............................................................................   36A
                  Loan Interest.................................................................................   36A
                  Repayment of Indebtedness.....................................................................   36A
                  Effect of Policy Loans........................................................................   37A
         Surrenders.............................................................................................   37A
                  Full Surrenders...............................................................................   37A
                  Partial Surrenders............................................................................   37A
         Telephone Transactions.................................................................................   38A
         Dollar Cost Averaging Program..........................................................................   38A
         Free Look Right........................................................................................   38A
         Postponement of Payments...............................................................................   39A
MORE POLICY INFORMATION.........................................................................................   40A
         Owners and Beneficiaries...............................................................................   40A
                  Owners........................................................................................   40A
                  Beneficiaries.................................................................................   40A
         Calculating Your Cost of Insurance.....................................................................   41A
                  Net Amount at Risk............................................................................   41A
                  Net Amount at Risk - More Than One Rate Class.................................................   41A
                  Cost of Insurance Rates.......................................................................   41A
         Minimum Amount Insured.................................................................................   42A
         The Contract...........................................................................................   42A
         Incontestability.......................................................................................   42A
         Misstatement of Age or Sex.............................................................................   43A
         Suicide Exclusion......................................................................................   43A
         Non-Participating Policy...............................................................................   43A
         Reports and Records....................................................................................   43A
PERFORMANCE INFORMATION.........................................................................................   44A
OTHER INFORMATION...............................................................................................   45A
         USAA Life..............................................................................................   45A
                  Directors of USAA Life........................................................................   45A
                  Officers (other than Directors)...............................................................   46A
         Separate Account.......................................................................................   48A
         Policy Distribution....................................................................................   48A
         Tax Matters............................................................................................   49A
                  Taxation of Policy Proceeds...................................................................   49A
                  Taxation of USAA Life.........................................................................   52A
         State Regulation of USAA Life..........................................................................   53A
         Legal Matters..........................................................................................   53A
         Independent Auditors...................................................................................   53A
         Registration Statement.................................................................................   53A
         Financial Statements...................................................................................   54A

                                      5 A

                      This page left blank intentionally

                                      6 A

-------------

 DEFINITIONS

-------------

In This Prospectus:
-------------------

Accumulation Unit or UNIT means an accounting unit of measure that we use to calculate values in each Variable Fund Account. The value of one unit is known as the Accumulation Unit Value ("AUV").


Administrative Charge means a monthly charge deducted from the Policy's cash value during the first Policy Year only. The Administrative Charge compensates us for the start-up expenses we incur in issuing the Policy. The Administrative Charge is shown on the Policy Information Page.

Anniversary means the same date each succeeding year as the Effective Date of the Policy.

Annual Target Premium Payment means an annual amount of premium payment that we establish when we issue your Policy. It is shown on the Policy Information Page. We use it to determine whether a premium charge will be deducted from premium payments, whether a surrender charge is imposed on a full surrender, and whether the Guaranteed Death Benefit applies.

Beneficiary means the person or entity designated to receive the death benefit upon the Insured's death.

Cash Surrender Value means your Policy cash value less the surrender charge, if any, payable on full surrender of your Policy.

Cash Value, on the Effective Date, means the Net Premium less the Monthly Deduction for the following month. Thereafter, on any Valuation Date, cash value means the sum of:
     .    your Policy's value that you invest in the Variable Fund Accounts;
     . plus, if applicable, any value that you transfer from the Separate Account to USAA Life's general account to secure any Policy loan;
     . plus any interest earnings we credit on the value held in the general account;
     . less the amount of any outstanding loan including any unpaid loan interest; and
     . less any Monthly Deductions, transfer charges, and partial surrender charges we apply through that date.

Date of Receipt means the date we actually receive the item at our Home Office, subject to two exceptions:
     . if we receive the item on a date other than a Valuation Date, the Date of Receipt will be the following Valuation Date; and
     . if we receive the item on a Valuation Date after close of regular trading of the New York Stock Exchange, the Date of Receipt will be the following Valuation Date.

Death Benefit means the benefit we pay in accordance with the death benefit option in effect on the Insured's death (1) reduced by any Indebtedness and any due and unpaid Monthly Deductions; and (2) increased by any optional insurance benefits provided by rider.

Death Benefit Option means one of the two death benefit options that the Policy provides, namely, Option A and Option B. Option A is the greater of the current Specified Amount or the Minimum Amount Insured. Option B is the greater of the current Specified Amount, plus the Policy's cash value, or the Minimum Amount Insured.

Effective Date means the date we approve the application and issue your Policy or the date we approve any increase in Specified Amount under your Policy. The Effective Date is shown on the Policy Information Page.

                                      7 A

Free Look Period means the period of time required by state law during which you may return the Policy for cancellation and receive a refund. The Free Look Period is shown on the Policy Information Page. You may cancel your Policy within 10 days of receipt (or a longer period depending on where you reside). Your initial premium payment allocated to any of the Variable Fund Accounts is invested in the Vanguard Money Market Portfolio Variable Fund Account during the Free Look Period plus 5 calendar days. (See "Free Look Right.")

Fund means an investment portfolio that has specific investment objectives and policies and is offered by a Mutual Fund.

Guaranteed Death Benefit means that if you pay a sufficient amount of premium, we guarantee your Policy will not lapse during the first 5 Policy Years and that we will pay a death benefit.

Home Office means USAA Life Insurance Company, USAA Building, 9800 Fredericksburg Road, San Antonio, Texas 78288.

Indebtedness means the sum of all unpaid Policy loans and any unpaid accrued interest due on such loans.

Insured means the person whose life is insured. The Insured is identified on the Policy Information Page. The Insured may or may not be the Owner.

Lapse means your Policy has terminated because of insufficient cash value from which to deduct the Monthly Deduction and any loan interest then due. No insurance coverage exists when your Policy has lapsed.

Maintenance Charge means a monthly charge that we deduct from the Policy's cash value. The Maintenance Charge compensates us for recurring administrative expenses related to the maintenance of the Policy and the Separate Account. The Maintenance Charge is shown on the Policy Information Page.

Maturity Date means the date that we will pay your Policy's cash value to you, as long as the Policy has not terminated because of lapse, full surrender, or the Insured's death. The Maturity Date is shown on the Policy Information Page.

Monthly Anniversary means the same date of each succeeding month as the Effective Date of your Policy.

Monthly Deduction means a charge we make under your Policy each month against the Policy's cash value. The charge is equal to:
     .    the cost of insurance and any riders; plus

     . the Administrative Charge that is applied during the first 12 months that the Policy is in effect; plus
     .    the Maintenance Charge.


Minimum Amount Insured means the amount of life insurance required by the Internal Revenue Code to qualify your Policy as life insurance and to exclude the death benefit from a Beneficiary's taxable income.

Mutual Fund means an open-end investment company registered under federal securities law. It may offer shares of several different Funds for investment.

Net Asset Value ("NAV") means the current value of each Fund's total assets, less all liabilities, divided by the total number of shares outstanding.


Net Premium Payment means the amount of a premium payment less the Policy's premium charge.

                                      8 A

Notice to Us means your signed statement that we receive at our Home Office and that is in a form satisfactory to us.

Owner means the person to whom we owe the rights and privileges of the Policy.

Policy Information Page means the page that identifies certain information about the Policy and specifies certain terms of the Policy.

Policy Year means a period of 12 calendar months starting with the Effective Date of the Policy, and each 12-month period thereafter. For example, if your Policy was issued on July 15, your first Policy Year would end on the following July 14. Each subsequent Policy Year would start on July 15 and end on July 14.

Premium Charge means an amount that we deduct from premium payments to compensate us for sales charges and taxes related to the Policy.

Separate Account means the Life Insurance Separate Account of USAA Life Insurance Company. The Separate Account is an investment account established under Texas law through which we invest the Net Premium Payments we receive for investment in the Variable Fund Accounts under the Policy. The Separate Account is divided into subdivisions called the Variable Fund Accounts. Each Variable Fund Account invests the Net Premium Payments allocated to it in a particular Fund. We own the assets of the Separate Account. To the extent that the assets are equal to the reserves and other contractual liabilities, they are not chargeable with liabilities arising out of any other business of ours. We credit or charge the income, gains, and losses, realized or unrealized, from the assets of the Separate Account against the Separate Account without regard to our other income, gains or losses. We registered the Separate Account as an investment company under federal securities law.

Specified Amount means the minimum death benefit payable as long as the Policy is in effect. It is also the amount of life insurance we issue. The specified amount is shown on the Policy Information Page.

Surrender Charge means an amount that we may deduct from your Policy's cash value if you surrender your Policy in full.

Valuation Date means any business day, Monday through Friday, on which the New York Stock Exchange is open for regular trading, except
     .    any day on which the value of the shares of a Fund is not computed, or
     . any day during which no order for the purchase, surrender or transfer of Accumulation Units is received.

Valuation Period means the period of time from the end of any Valuation Date to the end of the next Valuation Date.

Variable Fund Account means a subdivision of the Separate Account in which you may invest Net Premium Payments. The Policy provides several Variable Fund Accounts. Each Variable Fund Account corresponds to a particular Fund. Net Premium Payments that you allocate to a Variable Fund Account are invested in a particular Fund. We also refer to the Variable Fund Accounts as Accounts in this Prospectus.

We, Our, Us, Or USAA Life means USAA Life Insurance Company.

You, Your Or Yours refers to the Owner of the Policy.

                                      9 A

------------------------

 THE POLICY AT A GLANCE

------------------------

The following is a snapshot of the Policy. Please refer to the remainder of the Prospectus for further details and other information.

--------------------------------------------------------------------------------------------------------------------------
                                                 Premium Payments and Withdrawals
--------------------------------------------------------------------------------------------------------------------------
            MINIMUM AMOUNTS
            Initial Premium                             Depends on Specified Amount of insurance coverage
          Subsequent Premiums                           Depends on Specified Amount of insurance coverage
              Withdrawals                                                      None
--------------------------------------------------------------------------------------------------------------------------
                                                        Insurance Benefits
--------------------------------------------------------------------------------------------------------------------------
            DEATH BENEFITS
               Option A                               Greater of Specified Amount or Minimum Amount Insured
               Option B                                    Greater of Specified Amount plus cash value
                                                                    or Minimum Amount Insured

       Minimum Coverage Required                           $100,000 ($25,000 for Insureds under age 18)
     Minimum Increase or Decrease                      $25,000, subject to $50,000 minimum coverage amount
              in Coverage                          ($25,000 for Insureds under age 18) with certain exceptions

          OPTIONAL INSURANCE                                 Accelerated Benefit for Terminal Illness
          BENEFITS AVAILABLE                                         Accidental Death Benefit
               BY RIDER*                                           Children Term Life Insurance
    (*Not available in all states)                                    Extended Maturity Date
                                                   Waiver of Monthly Deduction in Event of Permanent Disability

         BENEFITS AT MATURITY                                       Current Policy cash value
--------------------------------------------------------------------------------------------------------------------------
                                                   Policy Charges and Deductions
--------------------------------------------------------------------------------------------------------------------------
           PREMIUM CHARGE                              3% from each premium payment received until 10 Annual
                                                                   Target Premium Payments paid

         MONTHLY DEDUCTIONS
          FROM CASH VALUE

    Cost of Insurance Charge/1/           Issue Class           Current Monthly      Guaranteed Monthly/2/
    (per $1,000 of net amount at          -----------          Cost of Insurance      Cost of Insurance
               risk)                                           -----------------      -----------------
                                                                   Per (000)              Per (000)

      Minimum Monthly Cost of
          Insurance Rates
            Male, Age 9                   Standard                  $0.08                    $0.12
            Male, Age 26                  Preferred Ultra           $0.05                    $0.12
           Female, Age 9                  Standard                  $0.08                    $0.12
           Female, Age 32                 Preferred Ultra           $0.03                    $0.11

      Maximum Monthly Cost of
          Insurance Rates
            Male, Age 99                  Standard                  $53.50                   $83.33
            Male, Age 99                  Preferred Ultra           $22.20                   $83.33
           Female, Age 99                 Standard                  $52.12                   $83.33
           Female, Age 99                 Preferred Ultra           $16.44                   $83.33
--------------------------------------------------------------------------------------------------------------------------

__________________________

/1/ The cost of insurance charge for an Insured depends on the age, sex, and rate class of the Insured. (See "Calculating Your Cost of Insurance.")

/2/ Based on the 1980 Commissioners Standard Ordinary Morality Table.

                                      10 A

-----------------------------------------------------------------------------------------------------------------------------

         Administrative Charge                         $10 per month (applies only during first Policy Year)
           Maintenance Charge                                              $5 per month

         Terminal Illness Rider                                                None
     Accidental Death Benefit Rider                             $.07 per $1,000 coverage per month
   Children Term Life Insurance Rider                                $.50 per $1,000 coverage
      Extended Maturity Date Rider                                             None

         Waiver of Monthly                 Depends on age of Insured. We apply the Waiver of Monthly Deduction rates
          Deduction Rider                      to the amount of Monthly Deduction to be waived. The rates vary from a minimum of $.05 per $1 of Monthly Deduction at ages 15-30 to a maximum of $.277 per $1 of Monthly Deduction at age 59. The rates do not vary by underwriting class or sex.



          TRANSFER CHARGE                  $0 for first 18 transfers each Policy Year; $25 per transfer in excess of 18 per Policy Year/3/



        SEPARATE ACCOUNT CHARGES
      Mortality and Expense Charge                       .75% of average net assets of Separate Account/4/
       Federal Income Tax Charge                                           Currently none/5/

           SURRENDER CHARGES
           Partial Surrender                                 Lesser of $25 or 2% of amount withdrawn
             Full Surrender                Maximum of 50% of Annual Target Premium Payment (declines each Policy Year to
                                                                  0% after the 10/th/ Policy Year)

         Minimum and Maximum
         Surrender Charges:

       Minimum Surrender Charges
        Per $1,000 of Insurance
             Male, Standard                Age 1       $ 2.45 at issue, grading to $0.00 after 10 Policy Years
          Male, Preferred Ultra            Age 18      $ 1.76 at issue, grading to $0.00 after 10 Policy Years
            Female, Standard               Age 1       $ 2.41 at issue, grading to $0.00 after 10 Policy Years
         Female, Preferred Ultra           Age 18      $ 1.53 at issue, grading to $0.00 after 10 Policy Years

      Maximum Surrender Charges
       Per $1,000 of Insurance
            Male, Standard                 Age 80      $39.35 at issue, grading to $0.00 after 10 Policy Years
        Male, Preferred Ultra              Age 80      $28.50 at issue, grading to $0.00 after 10 Policy Years
           Female, Standard                Age 80      $36.89 at issue, grading to $0.00 after 10 Policy Years
       Female, Preferred Ultra             Age 80      $24.70 at issue, grading to $0.00 after 10 Policy Years

-----------------------------------------------------------------------------------------------------------------------------

_______________________________________________________________________________


/3/ We reserve the right at any time, and without prior notice, to terminate, suspend, or modify these transfer privileges.


/4/ We deduct the Mortality and Expense Charge on a daily basis at an annual rate of .75% of the average net assets of each Variable Fund Account.

/5/ We do not currently deduct a Federal Income Tax Charge from the assets of the Separate Account, because USAA Life does not currently incur any income tax on the earnings or the realized capital gains attributable to the Separate Account.

                                      11 A

-----------------------------------------------------------------------------------------------------------------------------
                                                Fund Fees and Other Expenses
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            Total Fund
                                                                                        Total Fund          Operating
                                                   Other Expenses    Other Expenses     Operating Expenses  Expenses
Variable Fund Account              Management      Before Expense    After Expense      Before Expense      After Expense
                                   Fees            Reimbursement     Reimbursement      Reimbursement       Reimbursement/6/
-----------------------------------------------------------------------------------------------------------------------------
USAA LIFE
INVESTMENT TRUST/7/
-----------------------------------------------------------------------------------------------------------------------------
Growth and Income                      .20%             .22%            .15%               .42%                .35%
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                      .50              .53             .20               1.03                 .70
-----------------------------------------------------------------------------------------------------------------------------
World Growth                           .20              .91             .45               1.11                 .65
-----------------------------------------------------------------------------------------------------------------------------
Diversified Assets                     .20              .39             .15                .59                 .35
-----------------------------------------------------------------------------------------------------------------------------
Income                                 .20              .65             .15                .85                 .35
-----------------------------------------------------------------------------------------------------------------------------
VANGUARD(R)
VARIABLE INSURANCE
FUND

Diversified Value Portfolio            .13              .32             .32                .45                 .45
-----------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio                 .01              .16             .16                .17                 .17
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Index Portfolio                .01              .27             .27                .28                 .28
-----------------------------------------------------------------------------------------------------------------------------
Small Company Growth Portfolio         .15              .35             .35                .50                 .50
-----------------------------------------------------------------------------------------------------------------------------
International Portfolio                .13              .30             .30                .43                 .43
-----------------------------------------------------------------------------------------------------------------------------
REIT Index Portfolio                   .01              .38             .38                .39                 .39
-----------------------------------------------------------------------------------------------------------------------------
High Yield Bond Portfolio              .06              .22             .22                .28                 .28
-----------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                 .01              .17             .17                .18                 .18
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VARIABLE INSURANCE
-----------------------------
PRODUCTS
--------

Contrafund(R) Portfolio/8/             .58              .10             n/a                .68                 n/a
-----------------------------------------------------------------------------------------------------------------------------

Equity-Income Portfolio/8/             .48              .10             n/a                .58                 n/a
-----------------------------------------------------------------------------------------------------------------------------

Dynamic Capital Appreciation
Portfolio/9/                           .58             3.01             n/a               3.59                 n/a
-----------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I

Capital Growth Portfolio,
Class A Shares                         .46              .04             .04                .50                 .50

-----------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN
FUND

Growth Portfolio                       .75              .06             .06                .81                 .81
-----------------------------------------------------------------------------------------------------------------------------


                                     12 A

------------------------------------------------------------------------------------------------------------------------
                                                   Transfers
------------------------------------------------------------------------------------------------------------------------
   Number of Free             18 per Policy Year. We reserve the right at any time, and without prior notice,
      Transfers               to terminate, suspend, or modify these transfer privileges. (See "Transfer of Value.")

    Minimum Amount            $250 (or remaining value in Variable Fund Account, if less)
      of Transfer
------------------------------------------------------------------------------------------------------------------------
                                                   Loans
------------------------------------------------------------------------------------------------------------------------
       Minimum Loan           None
          Amount
       Maximum Loan           85% of  cash surrender value
          Amount
  Maximum Interest Rate       6% payable in advance, 4.5% preferred rate payable in advance

------------------------------------------------------------------------------------------------------------------------


/6/ We based the fee and expense figures shown with respect to each Variable
    Fund Account on amounts incurred during the most recent fiscal year.
/7/ Certain expense reimbursement arrangements had the effect of reducing expenses actually paid by certain Funds of the USAA Life Investment Trust. The expense reimbursement arrangements for the Funds of the USAA Life Investment Trust exist pursuant to an Underwriting and Administrative Services Agreement, under which USAA Life, out of its general account, has agreed to assume Fund expenses to the extent that such expenses exceed, on an annual basis, .70% of the monthly average net assets of the Aggressive Growth Fund, .65% of the monthly average net assets of the World Growth Fund, and .35% of the monthly average net assets of each other Fund. This Agreement is terminable by any party thereto upon 120 days notice to the other parties.



/8/ The annual expenses of the Fidelity Variable Products Funds are without reimbursement or expense reductions. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Funds paid was used to reduce the Funds' expenses. In addition, through arrangements with the Funds' custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. These offsets may be discontinued at any time. See the accompanying Fund prospectuses for details.
/9/ The Fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.50%. This arrangement can be discontinued by the Fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were .58%, .92% and 1.50%, respectively.

--------------------------------------------------------------------------------
    Log on to usaa.com day or night for policy details, fund account summaries and financial activity information.

--------------------------------------------------------------------------------

                                     13 A

------------------------
QUESTIONS AND ANSWERS
------------------------

The following are answers to some basic questions about the Policy. Please read the remainder of this Prospectus for further details.

What kind of life insurance is the Policy?
-----------------------------------------

The Policy is a flexible premium variable life insurance policy. The Policy is called "flexible premium" because it gives you the flexibility to vary the amount and frequency of your premium payments, within certain limits. (See "Premium Payments.") The Policy is called "variable" life insurance because your cash value, your cost of insurance charges, and your life insurance (death) benefits can vary according to your investment in one or more Variable Fund Accounts. (See "Cash Value," "Charges and Deductions - Monthly Deductions from Cash Value," and "Death Benefit.") Your investment experience in the Variable Fund Accounts may be positive or negative. The Policy has no minimum guaranteed cash value, which means you bear the entire investment risk that your cash value could decline to zero.

How do I buy a Policy?
---------------------

You can buy a Policy by calling us at 1-800-531-2923 or by contacting one of our regional offices. Our licensed insurance representatives can help you complete an application and assist you through our application or "underwriting" process, which normally involves a medical exam. We will issue a Policy to you, provided you meet our requirements for insurability. We will not issue a Policy that insures a person older than age 80. We also reserve the right to reject an application for any reason. Insurance coverage under your Policy begins on its Effective Date. (See "Policy Issuance.")

How much insurance can I buy?
----------------------------

The minimum amount of insurance you can buy is $100,000 ($25,000 if the Insured is less than 18 years of age). We call the amount of insurance you specify on your application the "Specified Amount." Federal tax law limits your ability to make certain amounts of large premium payments relative to your Policy's Specified Amount and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. (See "Premium Payments - Amount and Frequency of Payments" and "Tax Matters.") We will monitor your premium payments to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties due to excess premium payments. You can change the Specified Amount, at any time, subject to the conditions described under "Death Benefit - Changing Your Policy's Specified Amount."


What insurance protection does the Policy offer?
-----------------------------------------------

The Policy offers two types of insurance protection or "death benefit" options. If you select the Option A death benefit, upon the Insured's death, we will pay your Beneficiary the greater of:
     . your Policy's Specified Amount, or
     . the Minimum Amount Insured.

If you select the Option B death benefit, upon the Insured's death, we will pay your Beneficiary the greater of:

     . the sum of your Policy's Specified Amount and your cash value, on the one hand, or
     . the Minimum Amount Insured on the other.  (See "Death Benefit.")


As long as the Policy remains in effect, under either option, the death benefit will never be less than the Policy's Specified Amount, less any Indebtedness and any due and unpaid Monthly Deductions.

In addition, you can add optional insurance death benefits to a Policy by rider. (See "Other Policy Benefits -Optional Insurance Benefits.")

                                     14 A

How much are the premium payments?
---------------------------------

Within certain limits, you have the flexibility to determine the amount and timing of your premium payments to reflect your changing financial conditions or objectives. We generally require a minimum initial premium to issue a Policy, but we do not impose a minimum on your subsequent premium payments. (See "Premium Payments.") You must, of course, maintain sufficient cash value to keep your Policy in effect, which may require you to make additional unscheduled premium payments. (See "Policy Lapse and Reinstatement.")

You will usually plan a periodic premium schedule when applying for a Policy. If you wish, we will bill you for these amounts. However, you are not required to follow this schedule. (See "Premium Payments.")

What are the charges and deductions?
-----------------------------------

We assess certain charges and deductions to support the operation of your Policy and the Separate Account. Some charges apply to your premium payments, some apply to your cash value, and others apply to the Separate Account. In addition, we assess administrative fees for processing Policy transactions, such as partial surrenders of cash value and transfer of value among Variable Fund Accounts in excess of 18 free transfers per Policy Year. (See "The Policy At a Glance" and "Charges and Deductions.")


What factors affect my cost of insurance?
----------------------------------------

If you are the Insured, your cost of insurance will depend on your age, sex, and rate class. The rate class that applies depends on your health, whether you use tobacco, and other factors that we use to determine your insurability. During the life of the Policy, the maximum monthly cost of insurance charges will never exceed the guaranteed monthly cost of insurance rates specified in your Policy. (See "Calculating Your Cost of Insurance.")

What is the Separate Account?
----------------------------

The Separate Account is a segregated asset account of USAA Life that supports the Policy's variable life insurance benefits. The Separate Account consists of 18 Variable Fund Accounts, each of which invests in a corresponding Fund. (See "Investment Options.")

What are my investment choices?
------------------------------

You may invest in up to 18 Variable Fund Accounts, each of which invests exclusively in a corresponding Fund of the USAA Life Investment Trust ("Trust"), the Vanguard(R) Variable Insurance Fund ("Vanguard Fund"), the Fidelity(R) Variable Insurance Products Funds ("Fidelity Funds"), Scudder Variable Series I ("Scudder Series"), or The Alger American Fund ("Alger Fund"). (See "Investment Options.")





How will my Policy's cash value vary?
------------------------------------

Your Policy's cash value will vary on a daily basis to reflect the investment experience of the Variable Fund Accounts. Your Policy's cash value also will reflect the amount and frequency of premium payments, any partial surrenders of cash value, any Policy loans and the charges and deductions connected with the Policy. Your Policy has no minimum guaranteed cash value, which means you bear the entire investment risk that your cash value could decline to zero. (See "Cash Value.")

                                     15 A

How may I allocate my cash value?
--------------------------------

You may allocate your cash value to any of the Variable Fund Accounts by specifying on your Policy application how much of your Net Premium Payment you would like us to apply to each Account. We will allocate your Net Premium Payments in accordance with your allocation instructions on your application, until you direct otherwise. You may change future allocations at any time by telephone or by Notice to Us. You may allocate your Net Premium Payment in increments as small as 1/10/th/ of one percent. (See "Premium Payments.")

Can I transfer value among investment options?
---------------------------------------------

Yes. You can transfer value among the Variable Fund Accounts up to 18 times per Policy Year without charge. Each transfer above 18 in a Policy Year is subject to a $25 transfer charge. We reserve the right at any time, and without prior notice, to terminate, suspend, or modify these transfer privileges. You may authorize transfers by telephone or by Notice to Us. (See "Telephone Transactions.") Each transfer must be at least $250, or the remaining value in the Variable Fund Account, if less. (See "Transfer of Value.")


How do I keep track of my Policy's cash value?
---------------------------------------------

Log on to usaa.com day or night for a convenient way to access information about:
     .  your Policy details,
     .  Variable Fund Account summaries, and
     .  financial activity information.

You may also access information about your Policy through USAA's Touchline(R), our 24-hour automated voice response system at 1-800-531-5433. You will need your USAA number or Social Security number and your USAA PIN (the unique personal identification number you use for all USAA Touchline(R) services and usaa.com or the last 4 digits of your Social Security number). We will also send you periodic reports concerning your Policy and the Separate Account. (See "Reports and Records.")


How do I access my cash value?
-----------------------------

You can partially or fully surrender the Policy for a portion or all of its cash value, less any applicable charges, any Indebtedness, and any due and unpaid Monthly Deductions. We assess an Administrative Charge equal to the lesser of $25 or 2% of the amount withdrawn for each partial surrender paid. We also assess a surrender charge for full surrenders. (See "Surrenders" and "Charges and Deductions - Surrender Charges.") Partial surrenders and related surrender charges will reduce your Policy's death benefit on a dollar for dollar basis. (See "Changing Your Policy's Specified Amount" under "Death Benefits.") Full surrenders will terminate the Policy. (See "Tax Matters" for a discussion of the tax consequences of surrenders.)


                                     16 A

Can I borrow against the Policy's cash value?
--------------------------------------------

Yes. You may borrow money from us, after your Policy has been in effect one year. You may borrow by using your Policy as the sole security for the loan. The most you can borrow against your Policy is 85% of its cash surrender value. In some cases, we may reduce the amount you can borrow. Interest on any loan is payable in advance at the maximum annual interest rate of 6% (4.5% for preferred loans). Lower rates may be available. A loan, whether repaid or not, will have a permanent effect on the cash value and may have a permanent effect on the death benefit of your Policy. (See "Loans.")


What will cause the Policy to lapse without value?
-------------------------------------------------

Lapse will only occur when your cash value is insufficient to pay the Monthly Deduction plus any loan interest then due and we do not receive sufficient payment during the grace period, unless you have paid enough premiums to qualify for the Guaranteed Death Benefit. (See "Lapse and Reinstatement.")

Will the Policy's death benefit and cash value be taxed?
-------------------------------------------------------

The Policy is intended to meet the definition of a "life insurance contract" under federal tax law. Therefore, the Policy's death benefit should be fully excludable from the Beneficiary's gross income if paid by reason of the death of the Insured. In addition, any earnings on your investment in a Variable Fund Account should not be taxable to you while the Policy is in effect unless you surrender some or all of your Policy's cash value. We do not intend this discussion to be tax advice. You should consult with your own tax advisor before purchasing a Policy. (See "Tax Matters.")

Can I obtain personalized illustrations demonstrating how the Policy might work?
-------------------------------------------------------------------------------

Yes. We will furnish, upon request and at no charge, a personalized illustration reflecting the proposed Insured's age, sex, and rate class. Where applicable, we will also furnish upon request an illustration for a Policy that is not affected by the sex of the Insured. We will base all such personalized illustrations, to the extent appropriate, upon the methodology and format of the form of illustration filed with the SEC. (See "Registration Statement.")

Do I have a "free look" right to examine the Policy?
---------------------------------------------------

Yes. You may cancel the Policy within 10 days after receiving it, or such longer period as state law may require. Your initial premium payment allocated to any of the Variable Fund Accounts is invested in the Vanguard Money Market Portfolio Variable Fund Account during the Free Look Period plus 5 calendar days. If you cancel, we will give you a refund. (See "Free Look Right.")

                                     17 A

                      This page left blank intentionally

                                      18 A

--------------------
POLICY INFORMATION
--------------------

Policy Issuance
---------------

Who May Purchase a Policy
Any individual of legal age in a state where we may lawfully sell the Policies can apply to purchase a Policy. However, we will not issue a Policy that insures a person who is over 80 years of age.

How to Purchase a Policy
To obtain a Policy, you must complete an application and submit it, along with your initial premium payment (if required), to our Home Office. You also must provide us with satisfactory evidence of your insurability as part of the application or "underwriting" process. During the underwriting process, we will normally ask you to complete a medical examination so that we can assign you to an underwriting or "rate" class that we will use to determine your cost of insurance charges.

After we complete our underwriting process, we will promptly notify you of our decision regarding your application. We reserve the right to reject any application for any reason. If we accept your application, the insurance coverage provided by your Policy will begin as of the Effective Date. We may, at our discretion, backdate the Effective Date of a Policy by up to 6 months prior to the date of your application, if by doing so the Insured's issue age, and hence your cost of insurance charges, would be lower. If we backdate a Policy, your initial premium must include sufficient premium to cover the backdating period. We will make Monthly Deductions for the period the Policy is backdated. You will not receive any investment performance for the backdating period.

Effective Date of Your Policy
Insurance coverage begins on the Policy's Effective Date. We will need to receive your first premium payment to put your Policy into effect, unless the Specified Amount you are applying for, plus any other insurance you currently have with USAA Life, exceeds $500,000, in which case we will bill you. If you pay your first full premium with your Policy application and we issue the Policy as applied for, the Effective Date will ordinarily be the date we approve the application and issue your Policy.


Premium Payments
----------------

Methods of Payment
We accept premium payments made by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "USAA Life Insurance Company" or "USAA Life." We also accept premium payments made by bank draft, by wire, or by exchange from another insurance company. All premium payments must be sent directly to our Home Office. You can also use our Automatic Payment Plan to have monthly premium payments automatically deducted from your bank account. For further information about how to make premium payments by these methods and any other method we may make available, please contact us by calling 1-800-531-4265.

Amount and Frequency of Payments
You generally have the flexibility to determine the amount and frequency of your premium payments. You must, however, maintain sufficient cash value to keep your Policy in effect. (See "Lapse and Reinstatement.") In addition, you must observe the limitations described below.

      Initial Premium Payment. To issue a Policy, we generally require that you provide us with an initial premium payment equal to at least one full Planned Periodic Premium Payment, as specified in your Policy. If you have elected to use our Automatic Payment Plan, the minimum initial premium payment would equal 2 monthly payments under the Plan.

                                      19 A

      Minimum and Maximum Premium Payments. Except for your initial premium payment, we do not require any minimum premium payment. However, at no time may the total amount of your premium payments exceed the maximum amount allowed by federal tax law, unless necessary to prevent lapse. We will monitor your Policy's cash value and the amount of life insurance at risk to us that is required to qualify the Policy as life insurance and to exclude the death benefit from the Beneficiary's taxable income. If a premium payment would cause you to exceed the maximum amount allowed by federal tax law, we will refund the excess premium payment to you. We also may invite you to apply, subject to proof of insurability, to increase the Specified Amount of your Policy. For more information, please refer to "Tax Matters."

Allocation of Premiums
----------------------

On your Policy application, you must specify how much of your Net Premium Payments you want to allocate to each Variable Fund Account. You can specify allocations in increments as small as 1/10/th/ of one percent, provided that the total amount of your allocations equals 100%.

      Premiums Received During the Application Process. We will hold your initial premium payment in our general account during the application process. During this time, we will not credit any earnings to you.

      Premiums Received During Free Look Period. We will allocate your initial Net Premium Payment to the Vanguard Money Market Portfolio Variable Fund Account at the Account's Accumulation Unit Value (AUV) next computed on the date we accept your application. We will allocate any subsequent Net Premium Payment that you make during your Free Look Period to the Vanguard Money Market Portfolio Variable Fund Account at the Account's AUV next computed on the Date of Receipt of the payment. (See "Calculating Your Value in the Variable Fund Accounts.") Your Net Premium Payments will remain in the Vanguard Money Market Portfolio Variable Fund Account for the Free Look Period plus 5 days. On the Valuation Date immediately following the end of that period, we will allocate your Net Premium Payments, plus any earnings, among the Variable Fund Accounts in accordance with the allocation instructions you specify on your Policy application, at the AUV next computed on that Date.

      Premiums Received After Free Look Period. We will allocate Net Premium Payments that you make after your Free Look Period in accordance with the allocation instructions you specify on your Policy application, unless you direct otherwise. We will credit your Net Premium Payments to the Variable Fund Accounts on the Date of Receipt at the AUV next computed on that date.


      Changing Your Allocations. You may change your allocation instructions at any time by telephone or by Notice to Us. There are no charges or fees for changing your allocation instructions. The allocation change will become effective with the first premium payment we receive on or following the Date of Receipt of your request.

Planned Periodic Premium Payments
You may, for convenience, choose to make planned periodic premium payments. Your Policy will show a schedule of planned periodic premium payments and, if you like, we will send you premium notices at quarterly, semiannual, or annual intervals. To facilitate planned periodic premium payments, we also will accept monthly premium payments through our Automatic Payment Plan. You are not obligated to follow the schedule of planned periodic premium payments and failing to do so will not itself cause your Policy to lapse. Conversely, following the schedule will not guarantee that your Policy will remain in effect, unless you have made enough premium payments to qualify for the Guaranteed Death Benefit. (See "Guaranteed Death Benefit.")

                                      20 A

Annual Target Premium Payment
We will use the Annual Target Premium Payment specified in your Policy to determine whether we will deduct a premium charge from your premium payments or a surrender charge if you fully surrender. (See "Premium Charge" and "Surrender Charge" under "Charges and Deductions.") We also will use the Annual Target Premium Payment to determine whether the Guaranteed Death Benefit applies. (See "Guaranteed Death Benefit" under "Lapse and Reinstatement.") We determine the Annual Target Premium Payment actuarially based on the age, sex and rate class of the Insured, and the insurance benefits contained in the Policy.


Investment Options
------------------

Currently, you may invest, through the Separate Account, in up to 18 Funds. The Separate Account consists of 18 Variable Fund Accounts, 5 of which correspond to Funds of the USAA Life Investment Trust ("Trust"), 8 of which correspond to Funds of the Vanguard(R) Variable Insurance Fund ("Vanguard Fund"), 3 of which correspond to Funds of the Fidelity(R) Variable Insurance Products ("Fidelity Funds"), and one each of which corresponds to a Fund of the Scudder Variable Series I ("Scudder Series") and The Alger American Fund ("Alger Fund"). You can invest in a Fund by allocating Net Premium Payments to the corresponding Variable Fund Account.

The Variable Fund Accounts are managed by the following professional money managers:

     .  USAA Investment Management Company ("USAA IMCO")
     .  The Vanguard Group, Inc. (the "Vanguard Group")
     . Fidelity Management & Research Company ("Fidelity Management") . Zurich Scudder Investments, Inc. ("Zurich Scudder")
     .  Fred Alger Management, Inc. ("Alger Management")
     .  Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley")
     .  Granahan Investment Management, Inc. ("Granahan Investment")
     .  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
     .  Schroder Investment Management North America Inc. ("Schroder
        Investment")
     .  Wellington Management Company, LLP ("Wellington Management")

USAA IMCO is a wholly owned indirect subsidiary of USAA. USAA is not affiliated with the Vanguard Group, Fidelity Management Research Corporation, Zurich Scudder, Alger Management, Barrow Hanley, Granahan Investment, GMO, Schroder Investment, or Wellington Management.

                                      21 A

     Variable Fund Accounts
     A brief description of each Variable Fund Account appears in the table below. For more information, including a discussion of potential investment and other risks, please refer to the accompanying prospectuses for the Funds.


------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE                          PRINCIPAL INVESTMENT                            INVESTOR PROFILE
 & INVESTMENT ADVISER                          STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                                        Large-Cap Value Funds
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio,         .  Normally invests at least 65% of             May be appropriate for investors who
 Initial Class                                    total assets in income-producing equity      are willing to ride out stock market
                                                  securities, which tends to lead to           fluctuations in pursuit of
 Objective:                                       investments in large cap "value" stocks.     potentially above-average long-term
 ----------                                    .  Potentially investing in other types         returns.  Designed for those who want
 Reasonable income.  The Fund will also           of equity securities and debt securities,    some income from equity and bond
 consider the potential for capital               including lower-quality debt securities.     securities, but also want to be
 appreciation.  The Fund's goal is to          .  Invests in domestic and foreign issuers.     invested in the stock market for its
 achieve a yield which exceeds the composite   .  Using fundamental analysis of each           long-term growth potential.
 yield on the securities comprising the S&P       issuer's financial condition and industry
 500(R).                                          position and market and economic
                                                  conditions to select investments.
 Adviser:
 -------
 Fidelity Management & Research Company
 82 Devonshire Street
 Boston, Massachusetts 02109
------------------------------------------------------------------------------------------------------------------------------------
 USAA Life Growth and Income Fund              .  Invests primarily in equity securities       Designed for the investor seeking to
                                                  that show the best potential for total       benefit from long-term growth of
 Objective:                                       return through a combination of capital      capital and return.  Because the Fund
 ---------                                        appreciation and income.                     emphasizes investments in common
 Capital growth and current income             .  Investments in convertible                   stocks, its value will fluctuate
                                                  securities is limited to 5% of assets.       based on market conditions.
 Adviser:                                         May invest in nonconvertible debt            Consequently, the Fund should not be
 -------                                          securities and preferred stock.              relied upon for short-term financial
 USAA Investment Management Company            .  May invest up to 30% in American             needs or short-term investment in the
 9800 Fredericksburg Road                         Depository Receipts ("ADRs") or similar      stock market.
 San Antonio, Texas 78288                         forms of ownership interest in securities
                                                  of foreign issuers deposited with a
                                                  depositary, and securities of foreign
                                                  issuers that are traded on U.S. securities
                                                  exchanges or in U.S. over-the-counter
                                                  markets.
------------------------------------------------------------------------------------------------------------------------------------
 Vanguard Diversified Value Portfolio          .  Invests primarily in common stocks           May be a suitable investment for you
                                                  of large and medium-size companies whose     if: (1) You wish to add a stock fund
 Objective:                                       stocks are considered by the adviser to be   to your existing holdings, which
 ----------                                       undervalued and out of favor with            could include other stock investments
 Long-term growth of capital and a moderate       investors.  Such "value" stocks typically    as well as bond and money market
 level of dividend income                         have above-average dividend yields and/or    investments. (2) You want a stock
                                                  below-average prices in relation to such     fund employing a value approach in
 Adviser:                                         financial measures as earnings, book         seeking long-term growth in capital
 -------                                          value, and cash flow.                        as well as moderate level of dividend
 Barrow, Hanley, Mewhinney & Strauss, Inc.                                                     income.
 One McKinney Plaza
 3232 McKinney Ave., 15/th/ Floor
 Dallas, Texas 75204
------------------------------------------------------------------------------------------------------------------------------------
                                                        Large-Cap Growth Funds
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio               .  Invests primarily in equity                  May be appropriate for investors
                                                  securities, such as common or preferred      seeking long-term capital
 Objective:                                       stocks, which are listed on U.S. exchanges   appreciation.
 ----------                                       or in the over-the-counter market.
 Long-term capital appreciation                .  The Portfolio invests primarily in
                                                  "growth" stocks.
 Adviser:                                      .  Under normal circumstances, the
 --------                                         Portfolio invests primarily in the equity
 Fred Alger Management, Inc.                      securities of large companies with a
 30 Montgomery Street                             market capitalization of $1 billion or
 Jersey City, New Jersey 07302                    greater.
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Contrafund(R) Portfolio,         .  Normally invests primarily in common         May be appropriate for investors who
 Initial Class                                    stocks.                                      are willing to ride out stock market
                                               .  Invests in securities of companies           fluctuations in pursuit of
 Objective:                                       whose value it believes is not fully         potentially above-average long-term
 ----------                                       recognized by the public.                    returns.
 Long-term capital appreciation                .  Invests in domestic and foreign issuers.
                                               .  Invests in either "growth" stocks or
 Adviser:                                         "value" stocks or both.
 -------                                       .  Using fundamental analysis of each
 Fidelity Management & Research Company           issuer's financial condition and industry
 82 Devonshire Street                             position and market and economic
 Boston, Massachusetts 02109                      conditions to select investments.
------------------------------------------------------------------------------------------------------------------------------------


                                     22 A

------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE                        PRINCIPAL INVESTMENT                            INVESTOR PROFILE
 & INVESTMENT ADVISER                        STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                                      Large-Cap Blend Funds
------------------------------------------------------------------------------------------------------------------------------------
 Scudder VS I Capital Growth Portfolio,      .  Invests at least 65% of total                May be appropriate for investors
 Class A Shares                                 assets in common stocks of U.S.              seeking long-term growth.
                                                companies.
 Objective:                                  .  Although the Portfolio can invest
 ----------                                     in companies of any size, it generally
 Maximize long-term capital growth              focuses on established companies with
                                                market values of $3 billion or more.
 Adviser:
 -------
 Zurich Scudder Investments, Inc.
 Two International Place
 Boston, Massachusetts 02110
------------------------------------------------------------------------------------------------------------------------------------
 Vanguard Equity Index Portfolio             .  Employs a "passively" managed-or             May be a suitable investment for you
                                                index-approach, by holding all of the        if:  (1) You wish to add a low-cost,
 Objective:                                     stocks in the Standard & Poor's 500          large-capitalization stock index
 ----------                                     Composite Stock Price Index in roughly       fund to your existing holdings,
 Long-term growth of capital and income by      the same proportion to their weighting in    which could include other stock
 attempting to match the performance of a       the Index.                                   investments as well as bond and
 broad-based market index of stocks of       .  Stocks represented in the index,             money market investments. (2) You
 large U.S. companies                           and thus the Portfolio's holding, are        want the potential for long-term
                                                weighted according to each stock's market    capital appreciation, with a
 Adviser:                                       capitalization (shares outstanding x         moderate level of dividend income.
 -------                                        share price).  For example, if a specific
 The Vanguard Group                             stock represented 2% of the S&P 500
 P.O. Box 2600                                  Index, the Portfolio would invest 2% of
 Valley Forge, Pennsylvania 19482               its assets in that company.
------------------------------------------------------------------------------------------------------------------------------------
 Vanguard Mid-Cap Index Portfolio            .  Employs a "passively" managed-or             May be a suitable investment for you
                                                index-approach, by holding the stocks in     if: (1) You wish to add a low-cost,
 Objective:                                     the Standard & Poor's MidCap 400 Index in    mid-capitalization stock index fund
 ----------                                     roughly the same proportion to their         to your existing holdings, which
 Long-term growth of capital by                 weighting in the Index.                      could include other stock
 attempting to match the performance of      .  Stocks represented in the Index,             investments as well as bond and
 a broad-based market index of stocks of        and thus the Portfolio's holdings, are       money market investments. (2) You
 medium-size U.S. companies                     weighted according to each stock's market    want the potential for long-term
                                                capitalization.  For example, if a           capital appreciation.
 Adviser:                                       specific stock represented 5% of the S&P
 -------                                        MidCap 400 Index, the Portfolio would
 The Vanguard Group                             invest 5% of its assets in that company.
 P.O. Box 2600
 Valley Forge, Pennsylvania 19482
------------------------------------------------------------------------------------------------------------------------------------
                                                       Mid-Cap Growth Funds
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Dynamic Capital                .  Normally invests primarily in common stocks.
 Appreciation Portfolio, Initial Class       .  Invests in domestic and foreign issuers.
                                             .  Invests in either "growth" stocks  or "value"
 Objective:                                     stocks or both.
 ----------                                  .  Using fundamental analysis of each issuer's
 Capital appreciation                           financial condition and industry position
                                                and market and economic conditions to select
 Adviser:                                       investments.
 -------
 Fidelity Management & Research Company
 82 Devonshire Street
 Boston, Massachusetts 02109
-----------------------------------------------------------------------------------------------------------------------------------
 USAA Life Aggressive Growth Fund            .  Invests primarily in equity                  Designed for the investor seeking to
                                                securities of companies with the prospect    benefit from long-term growth of
 Objective:                                     of rapidly growing earnings.  These          capital.  Generally, this Fund is
 ----------                                     investments will tend to be made in          expected to have a greater potential
 Appreciation of capital                        smaller, less-recognized companies, but      for long-term capital appreciation
                                                may include larger, more widely              than growth and income funds, but
 Adviser:                                       recognized companies as well.                is also significantly more volatile.
 -------                                     .  While most of the Fund's assets
 USAA Investment Management Company             will be invested in U.S. securities, up
 9800 Fredericksburg Road                       to 30% may also be invested in foreign
 San Antonio, Texas 78288                       securities purchased in either foreign or
                                                U.S. markets.
-----------------------------------------------------------------------------------------------------------------------------------


                                     23 A

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                         PRINCIPAL INVESTMENT                           INVESTOR PROFILE
& INVESTMENT ADVISER                         STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                                      Small-Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Vanguard Small Company Growth Portfolio     .  Invest mainly in the stocks of              May be a suitable investment for you
                                                smaller companies (which, at the time of    if: (1) You wish to add a
 Objective:                                     purchase, typically have a market value     small-capitalization growth stock
 ----------                                     of less that $1-$2 billion).  These         fund to your existing holdings, which
 Long-term growth of capital                    companies are considered by the             could include other stock investments
                                                Portfolio's advisers to have                as well as bond and money market
 Advisers:                                      above-average prospects for growth, but     investments.  (2) You are seeking
 --------                                       often provide little or no dividend         growth of capital over the long
 Granahan Investment Management, Inc.           income.                                     term-at least five years.  (3) You
 275 Wyman Street                                                                           are not looking for dividend income.
 Waltham, Massachusetts 02154                                                               (4) You are willing to assume the
                                                                                            above-average risk associated with
Grantham, Mayo, Van Otterloo & Co. LLC                                                      investing in small-cap growth stocks.
40 Rowes Wharf
Boston, Massachusetts 02110
------------------------------------------------------------------------------------------------------------------------------------
                                                       Domestic Hybrid Fund
------------------------------------------------------------------------------------------------------------------------------------
 USAA Life Diversified Assets Fund           .  Invests in a diversified program            Designed for the investor seeking
                                                within one mutual fund by allocating the    the benefits of both long-term
 Objective:                                     Fund's assets, under normal market          capital appreciation and current
 ----------                                     conditions, in approximately 60% equity     return. Generally, the Fund is
 Long-term capital growth, consistent with      securities  (selected for their potential   expected to have less exposure to
 preservation of capital and balanced by        return) and approximately 40% in debt       equity securities than growth funds.
 current income                                 securities of varying maturities.
                                             .  The equity securities will consist
 Adviser:                                       significantly of domestic common stocks
 -------                                        and, to a much lesser extent, may include
 USAA Investment Management Company             shares of real estate investment trusts
 9800 Fredericksburg Road                       (REITs).
 San Antonio, Texas 78288                    .  The fixed income component will
                                                be made up of the same types of
                                                debt securities in which the
                                                USAA Life Income Fund may
                                                invest. The Fund may also invest
                                                in municipal lease obligations.
------------------------------------------------------------------------------------------------------------------------------------
                                                         World Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
 USAA Life World Growth Fund                 .  Invests primarily in equity securities      Designed for the investor seeking to
                                                of both foreign and domestic issuers.       diversify by investing in securities
 Objective:                                  .  May not invest more than 25% of             of both domestic and foreign issuers
 ----------                                     assets in one industry.                     and who is prepared to bear the risks
 Long-term capital appreciation              .  Under normal market conditions, the         of such investments.  Because of the
                                                Fund's investments will be diversified in   Fund's emphasis on equity securities
 Adviser:                                       at least three countries.                   and securities of foreign issuers,
 -------                                                                                    the Fund should not be relied upon as
 USAA Investment Management Company                                                         a balanced investment program.
 9800 Fredericksburg Road
 San Antonio, Texas 78288
------------------------------------------------------------------------------------------------------------------------------------
                                                        Foreign Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
 Vanguard International Portfolio            .  Invests in the stocks of seasoned           May be a suitable investment for you
                                                companies located outside of the United     if:  (1) You wish to add an
 Objective:                                     States.                                     international stock fund to your
 ----------                                  .  In selecting stocks, the investment         existing holdings, which could
 Long-term growth of capital                    adviser evaluates foreign markets around    include other stock investments as
                                                the world.  Within markets regarded as      well as bond and money market
 Adviser:                                       having favorable investment climates, the   investments.  (2) You are seeking
 -------                                        adviser selects companies with              growth of capital over the
 Schroder Investment Management                 above-average growth potential whose        long-term-at least five years.  (3)
 North America Inc.                             stocks sell at reasonable prices.           You are not looking for income.  (4)
 31 Gresham Street                                                                          You are willing to assume the
 London EC2V 7QA, England                                                                   additional risks (including currency
                                                                                            and country risk) associated with
                                                                                            international stocks.
-----------------------------------------------------------------------------------------------------------------------------------


                                     24 A

------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE                        PRINCIPAL INVESTMENT                           INVESTOR PROFILE
 & INVESTMENT ADVISER                        STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                                       Long-Term Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
 USAA Life Income Fund                       .  Invests primarily in U.S.                   Designed primarily for the investor
                                                dollar-denominated debt and                 seeking to benefit from returns
 Objective:                                     income-producing securities that have       higher than those available in a money
 ----------                                     been selected for their high yields         market fund.  An investor in this Fund
 Maximum current income without undue risk      relative to the risk involved.              should also be willing to accept
 to principal                                                                               principal fluctuations.  The Fund
                                                                                            should not be relied upon as a
 Adviser:                                                                                   balanced investment program.
 -------
 USAA Investment Management Company
 9800 Fredericksburg Road
 San Antonio, Texas 78288
------------------------------------------------------------------------------------------------------------------------------------
                                                       High Yield Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
 Vanguard High Yield Bond Portfolio          .  Invests primarily in a diversified          May be a suitable investment for you
                                                group of high-yielding, higher-risk         if:  (1) You are seeking a high level
 Objective:                                     corporate bonds with medium- and            of income and are willing to take
 ----------                                     lower-range credit-quality ratings,         substantial risks in pursuit of higher
 High level of income                           commonly known as "junk bonds."             returns.  (2) You have a long-term
                                             .  The Portfolio emphasizes higher             investment horizon-more than five years
 Adviser:                                       grades of credit quality within the
 -------                                        high-yield bond universe, and under
 Wellington Management Company, LLP             normal circumstances will invest at
 75 State Street                                least 80% of its assets in issuers
 Boston, Massachusetts 02109                    that have received B or higher
                                                credit ratings from independent
                                                rating agencies or in unrated
                                                securities of comparable quality.
                                             .  The Portfolio may not invest
                                                more than 20% of its assets in
                                                securities with credit ratings
                                                lower than B or that are unrated.
                                             .  The adviser may consider a
                                                security's potential for capital
                                                appreciation only when it is
                                                consistent with the objective of
                                                high and sustainable current
                                                income.
------------------------------------------------------------------------------------------------------------------------------------
                                                    Specialty-Real Estate Fund
------------------------------------------------------------------------------------------------------------------------------------
 Vanguard REIT Index Portfolio               .  Invests in the stocks of real estate        May be a suitable investment for you
                                                investment trusts (REITs), which            if:  (1) You are looking for a simple
 Objective:                                     own office buildings, hotels, shopping      way to gain indirect exposure to the
 ----------                                     centers, and other properties.              real estate market to further
 High level of income and moderate           .  The Portfolio employs a "passively"         diversify your existing holdings,
 long-term growth of capital                    managed-or index-approach, by holding       which could include other stock, bond,
                                                a mix of securities that seeks to           and money market investments.  (2) You
 Adviser:                                       match the performance of the Morgan         want a stock fund that offers the
 -------                                        Stanley REIT Index, a benchmark of          potential for above-average dividend
 The Vanguard Group                             U.S. REITs.  Holdings of the Index,         income.  (Historically, the securities
 P.O. Box 2600                                  and thus of the Portfolio, are weighted     that make up the Index have provided
 Valley Forge, Pennsylvania 19482               according to each stock's market            higher dividend income that those in
                                                capitalization.                             the S&P 500 Index.) (3) You are
                                             .  The Portfolio holds each stock              seeking modest growth of capital over
                                                found in the Index in approximately         the long term-at least five years.
                                                the same proportion as represented
                                                in the Index itself. For example,
                                                if a specific stock represented 2%
                                                of the Morgan Stanley REIT Index,
                                                the Portfolio would invest 2% in
                                                that stock.
------------------------------------------------------------------------------------------------------------------------------------
                                                        Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
 Vanguard Money Market Portfolio             .  Invests in high-quality, short-term         May be a suitable investment for you
                                                money market instruments, such as           if:  (1) You wish to add a money
 Objective:                                     securities backed by the full faith         market fund to your existing holdings,
 ----------                                     and credit of the U.S. government,          which might also include stock and
 Income while maintaining liquidity and a       securities issued by U.S. agencies,         bond investments.  (2) You are seeking
 stable share price of $1                       or obligations issued by corporations       income and stability of principal.
                                                and financial institutions.
 Adviser:
 -------
 The Vanguard Group
 P.O. Box 2600
 Valley Forge, Pennsylvania 19482
------------------------------------------------------------------------------------------------------------------------------------

                                     25 A

Additions or Changes to Investment Options
We may, from time to time, make additional Funds or Mutual Funds available as investment options through corresponding Variable Fund Accounts. We may do so when, for example, we believe marketing or investment conditions warrant.

We also reserve the right, subject to compliance with applicable law, to change the Funds that are or may be available as investment options. We may, for example, eliminate or merge one or more Funds or substitute the shares of a Fund for those of another Fund or Mutual Fund. We may do so, in our sole discretion, if in our judgment further investment in any Fund would be inconsistent with the purposes of the Policies. We will give you written notice of the addition, elimination, merger, or substitution of any Fund to the extent required by law. In any event, the Separate Account may purchase other securities for other classes of policies.

In the event of any substitution or other change, we may, by appropriate endorsement, make any changes in your Policy and any future policies as may be necessary or appropriate to reflect the substitution or change. Also, we may operate the Separate Account as a management company, we may deregister it with the SEC in the event such registration is no longer required, or we may combine it with other USAA Life separate accounts.

Voting Privileges
Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Separate Account in accordance with instructions that we receive from Owners entitled to give such instructions. The persons entitled to give voting instructions and the number of shares that a person has a right to instruct will be determined based on Variable Fund Account Values as of the record date of the meeting.

We will vote shares attributable to Policies for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine, based on SEC rules or other authority, that we may vote such shares ourselves in our own discretion. None of the Funds holds regular shareholder meetings.

Special Considerations
The Funds managed by the Vanguard Group, Fidelity Management Research Corporation, Zurich Scudder, Alger Management, Barrow Hanley, Granahan Investment, GMO, Schroder Investment, and Wellington Management offer shares to separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies. The Funds managed by USAA IMCO offer shares only to our separate accounts to fund benefits under the Policies and the variable annuity contracts that we offer. The boards of directors or trustees of these Funds monitor for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict.


To eliminate a conflict, a Fund's board of directors or trustees may require a separate account to withdraw its participation in a Fund. A Fund's Net Asset Value (NAV) could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.



Policy Lapse and Reinstatement
------------------------------

Lapse
Your Policy will lapse at any time that your Policy cash value is insufficient to pay the Monthly Deduction and any loan interest then due, unless you have paid enough premiums to qualify for the Guaranteed Death Benefit. (See "Guaranteed Death Benefit.") You should not consider any deduction for the cost of insurance after lapse a reinstatement of the Policy (or of any benefit provided by rider) nor a waiver by us of the lapse.

                                     26 A

Grace Period
You have a grace period of 61 days during which to provide us with sufficient payment to keep your Policy in force. The grace period will begin on any Monthly Anniversary when your Policy cash value is insufficient to cover the Monthly Deduction for the following month and any loan interest then due. We will notify you, and any assignee of record, of the date the grace period expires and of the premium necessary to continue the Policy in effect. During the grace period, you must submit enough premium to cover 3 Monthly Deductions and any loan interest due. The grace period is 61 days long and begins on the date we send notice to you.

If you fail to pay the necessary premium within the grace period, a Policy lapse will occur, terminating all insurance, including benefits provided by rider. If the Insured dies during the grace period, we will pay the death benefit, less any due and unpaid Monthly Deductions and any loan interest due through the month of death, to your Beneficiary. We will not refund any cash value remaining in the Policy at the beginning of the grace period during the grace period or at lapse.

Guaranteed Death Benefit
You have the option to pay planned periodic premium payments based on the Annual Target Premium Payment specified in your Policy. If on any Monthly Anniversary during your first 5 Policy Years the total premium you have paid, less any partial surrenders, is equal to or greater than the Annual Target Premium Payment specified in your Policy, adjusted to reflect the number of Monthly Anniversaries that have occurred since the Policy's Effective Date, then we guarantee that your Policy will not lapse, even if the cash value is insufficient to pay for the Monthly Deduction and any loan interest then due. The Guaranteed Death Benefit is only available during the first 5 Policy Years.

To illustrate how the Guaranteed Death Benefit works, let's assume your Annual Target Premium Payment is $2,000. If you have paid an amount equal to 3 1/2 Annual Target Premium Payments or $7,000, your Policy will not lapse during the first 3 1/2 Policy Years, even if your cash value on any Monthly Anniversary during that period is insufficient to pay your Monthly Deduction and any loan interest then due. The same would be true on any Monthly Anniversary thereafter, until after the 5/th/ Policy Year, provided you have met the then applicable Annual Target Premium Payment requirements. Conversely, if you have not met the applicable Annual Target Premium Payment requirements on any Monthly Anniversary, the Guaranteed Death Benefit would not apply and your Policy would lapse if your cash value is insufficient to pay your Monthly Deduction and any loan interest then due.


If you change your Policy's Specified Amount within the first 5 Policy Years, we will declare a new Annual Target Premium Payment and use it to determine whether the Guaranteed Death Benefit applies.

Reinstatement
You may reinstate a lapsed Policy within 5 years from the date of lapse and before the Policy's Maturity Date. We will require the following for reinstatement:
     .    a completed written application for reinstatement;
     .    proof of insurability satisfactory to USAA Life;
     . payment of premium sufficient to pay the estimated Monthly Deductions for at least the 3 Policy months beginning with the effective date of reinstatement; and
     .    payment of, or agreement to reinstate, any Policy Indebtedness.

The Effective Date of the reinstated Policy will be the Monthly Anniversary on or before approval date of reinstatement.

Upon reinstatement, we will reinstate your Policy's death benefit to the Specified Amount in effect at lapse, less, if applicable, any reinstated Indebtedness. Your Policy's initial reinstated cash value will be the net reinstated premium less the Monthly Deduction for the month following the Effective Date of the reinstatement plus, if applicable, any reinstated Indebtedness plus any interest earnings credited to

                                     27 A
the loan collateral held in the general account. You will not receive any past performance during the grace period.

One advantage of reinstating a lapsed Policy is that we will not deduct the first-year-only Administrative Charge again if it has already been paid. A possible disadvantage of reinstatement is that you must pay or reinstate any Policy Indebtedness.



Charges and Deductions
----------------------

Premium Charge
We deduct a 3% premium charge from each premium we receive to compensate us for selling expenses and taxes. The resulting Net Premium Payment is the amount we allocate to the Variable Fund Accounts that you select.

We will deduct the premium charge from all of your premium payments until the gross amount of premium payments we receive exceeds the sum of the Annual Target Premium Payments payable over 10 years. (See "Annual Target Premium Payment.") If you increase or decrease the Specified Amount, we will calculate a new Annual Target Premium Payment for you and use it to determine whether the premium charge applies.

To illustrate how this charge works, if your Annual Target Premium Payment is $2,000, we would no longer deduct the premium charge once you have paid in premiums of $20,000 ($2,000 per Policy Year for 10 years).

Monthly Deductions from Cash Value
On your Policy's Effective Date, and each Monthly Anniversary thereafter, we will deduct certain monthly charges from your Policy's cash value. (See "Deduction of Charges.") The Monthly Deduction will include your cost of insurance charges, charges for any optional insurance benefits provided by rider, an Administrative Charge, and a Maintenance Charge, as described below.


          Cost of Insurance Charges. Your monthly cost of insurance charges will depend on a number of variables, including:
          . the Specified Amount of insurance coverage and death benefit option you select (both of which affect the net amount at risk to us);
          . your cost of insurance rate (which is based on the Insured's age, sex, and rate class); and
          . the investment experience of your value in the Variable Fund Accounts. For more information on how we determine your cost of insurance charges, see "Calculating Your Cost of Insurance."

      Charges for Optional Insurance Benefits. The Monthly Deduction will include charges for any optional insurance benefits added to the Policy by rider. (See "Optional Insurance Benefits.")

      Administrative Charge (First Policy Year Only). During your first 12 Policy months only, we will deduct a monthly Administrative Charge of $10. This charge compensates us for start-up administrative expenses that we incur in issuing your Policy. These expenses include, for example, the cost of processing your application, conducting a medical examination, determining insurability and rate class, and establishing Policy records. The investment advisers or other affiliates of certain Mutual Funds reimburse USAA Life for the cost of administrative services provided to the Funds as investment options under the Policies. Compensation is paid out of fee earnings, based on a percentage of a Fund's average net assets attributable to a Policy.


      Recurring Maintenance Charge. The Monthly Deduction will include a recurring Maintenance Charge of $5. This charge compensates us for the recurring administrative expenses related to the maintenance of your Policy and of the Separate Account. These expenses include, for


                                     28 A
          example, premium notices and collection, recordkeeping, processing death benefit claims, Policy changes, reporting, and overhead costs. We guarantee that this charge will not increase during the life of the Policy.

Separate Account Charges
We deduct certain charges on a daily basis as a percentage of the value of each Variable Fund Account of the Separate Account. These charges have the affect of reducing your Policy's cash value.

          Mortality and Expense Charge. We assess a daily charge of .00204% (equal to .75% annual rate) against the values of each Variable Fund Account for mortality and expense risks that we assume under the Policies. We guarantee that this charge will not increase during the life of your Policy. The mortality risk that we assume is that Insureds may live for a shorter period of time than we estimate and, thus a greater amount of death benefits than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than we estimate.

          Federal Income Tax Charge. Currently, we make no charge against the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future, should it be necessary. We also may make charges for other taxes, if any, attributable to the Separate Account. (See "Tax Matters.")

Transfer Charges
We assess a $25 charge for each value transfer between Variable Fund Accounts in excess of 18 per Policy Year. We reserve the right at any time, and without prior notice, to terminate, suspend, or modify these transfer privileges. (See "Transfer of Value" and "Deduction of Charges.")


Surrender Charges
          Partial Surrender Charge. For each partial surrender of cash value, we assess a charge equal to the lesser of $25 or 2% of the amount withdrawn. We also refer to this charge as an "administrative processing fee." (See "Partial Surrenders" and "Deduction of Charges.")

          Full Surrender Charge. For full surrenders prior to the end of the 10/th/ Policy Year, we assess the surrender charge described below. The purpose of the surrender charge is to compensate us for the expenses we incur in distributing the Policies. The amount of the surrender charge will equal a percentage of the Annual Target Premium Payment specified in your Policy, regardless of the amount of premiums you actually pay. (See "Annual Target Premium Payment.") The applicable percentage depends on when you surrender. As shown in the table below, the applicable percentage declines each Policy Year to 0% after the 10/th/ Policy Year.

---------------------------------------------------------------------------------------------------------------------
Surrender Charge as a % of Annual Target Premium Payment
Policy Year         1        2        3        4        5       6        7        8        9        10      11+

Applicable %        50%      45%      40%      35%      30%     25%      20%      15%      10%      5%      0%
---------------------------------------------------------------------------------------------------------------------

To illustrate how the surrender charge works, if your Annual Target Premium Payment is $2,000 and you surrendered your Policy in full during the first Policy Year, the surrender charge would be determined by multiplying 50% times $2,000 = $1,000. Thus, in this example the surrender charge would be $1,000.

If you increase or decrease your Policy's Specified Amount within the first 10 Policy Years, we will declare a new Annual Target Premium Payment for you, which we will use to determine the surrender charge. (See "Changing Your Policy's Specified Amount.") However, we will not impose a surrender charge at the time you decrease your Policy's Specified Amount.

                                     29 A

Other Charges
The Variable Fund Accounts purchase shares of the Funds at the Net Asset Value
(NAV) of the shares. The NAV reflects the investment management fees and other expenses already deducted from each Fund's assets. These fees and other expenses appear under "The Policy At a Glance." Please refer to the accompanying prospectuses for the Funds for more information on these fees and expenses.


Deduction of Charges
We will deduct the Monthly Deduction, any partial surrender charge, and any transfer charge from your value in each Variable Fund Account in the same proportion as each Variable Fund Account's value has to the total Policy cash value. If you direct us in advance, we will permit you to specify from which Variable Fund Account(s) you want the partial surrender charge and transfer charge deducted.


Death Benefit
-------------

The Policy offers two death benefit options, Option A and Option B, which you select on your Policy application.

If you select Option A, your death benefit will be the greater of:
     .    your Policy's Specified Amount, or
     . the Minimum Amount Insured (which is a specified percentage of your cash value based on the Insured's age). (See "Minimum Amount Insured.")

If you select Option B, your death benefit will be the greater of:
     .    your Policy's Specified Amount plus your cash value, or
     .    the Minimum Amount Insured.  (See "Minimum Amount Insured.")

Under either option, we will reduce the amount of death benefit we pay by the amount of any outstanding Indebtedness and any due and unpaid Monthly Deductions. (See "Payment of Policy Benefits.") Please note that partial surrenders and related surrender charges also will reduce the amount of your death benefit. (See "Changing Your Policy's Specified Amount.")

The death benefit payment will be increased by any applicable optional insurance benefits provided by rider. (See "Optional Insurance Benefits.")

Choosing between Option A and Option B.
Both Option A and Option B provide insurance protection and the opportunity to build your cash value. When choosing between Option A and Option B, one way to differentiate the two may be to think of Option A as emphasizing potential cash value growth and Option B as emphasizing potential death benefit growth, as explained below.

Under Option A, any cash value you build will decrease the net amount at risk to us relative to the amount of death benefit we must pay if the Insured dies. As a result, all other things being equal, your cost of insurance charges generally will be lower under Option A than under Option B for the same Specified Amount. Lower monthly cost of insurance charges may enable you to build cash value faster than if you were paying higher cost of insurance charges under Option B. There is, however, no minimum guaranteed cash value, which means you bear the entire investment risk that your cash value could fall to zero. (See "Cash Value.")

Under Option B, unlike Option A, any cash value you build will increase the amount of your death benefit. As a result, all other things being equal, your death benefit under Option B generally will be greater than your death benefit under Option A for the same Specified Amount.

                                     30 A

Illustrations of Option A and Option B
To illustrate the differences between Option A and Option B, let's assume that the Insured is less than 40 years old, that your Policy's Specified Amount is $100,000, that you have no loan or outstanding Monthly Deductions, and that your Policy cash value is $25,000.

Under Option A, your death benefit would be the greater of $100,000 and the Minimum Amount Insured. Under Option B, your death benefit would be the greater of $125,000 ($100,000 plus $25,000) and the Minimum Amount Insured.

Under both Options, the death benefit would be higher than the Minimum Amount Insured, which would be $62,500, in this example. (The Minimum Amount Insured is calculated by multiplying the cash value (ignoring the amount of any outstanding Indebtedness) by a specific percentage which is based on the Insured's age. In this example, the prescribed percentage would be 250%. Different percentages apply at different ages, and generally decline as you get older. (See "Minimum Amount Insured.")

Now let's assume that instead of $25,000 your cash value is $50,000. The Minimum Insured Amount would be $125,000 (250% times $50,000). Under Option A, your Minimum Insured Amount would be greater than the Specified Amount. As a result, your death benefit would be $125,000. On the other hand, under Option B, your death benefit ($150,000) would be higher than the Minimum Amount Insured ($125,000).

Changing Your Death Benefit Option
After the death benefit option you selected on your application has been in effect for one Policy Year, you may change it by sending Notice to Us. The new death benefit option also must remain in effect for one Policy Year before we will allow another change. There is no charge or fee for changing the death benefit option. The change will become effective on the Monthly Anniversary on or following the date we approve the change.

If you change your death benefit from Option A to Option B, your Policy's new Specified Amount will be the old Specified Amount decreased by your Policy's cash value (ignoring the amount of any outstanding Indebtedness) as determined on the Date of Receipt of your Notice to Us. We will not allow this change if it would result in a Specified Amount that is less than the minimum Specified Amount of $50,000 ($25,000 for Insureds less than 18 years of age). Changing from Option A to Option B will require proof of insurability, if you wish your Policy's new Specified Amount under Option B to be the same as the old Specified Amount under Option A.

If you change your death benefit option from Option B to Option A, your Policy's new Specified Amount will be the old Specified Amount increased by your Policy's cash value (ignoring the amount of any outstanding Indebtedness) next determined on the Date of Receipt of your Notice to Us. Changing from Option B to Option A does not require proof of insurability, unless you make changes in your Policy's Specified Amount or elect optional benefits available by rider.

A change in death benefit option will affect your cost of insurance. (See "Calculating Your Cost of Insurance.") We will recalculate the maximum premium limitation following a change in death benefit option. (See "Minimum Amount Insured" under "Calculating Your Cost of Insurance.")

Changing Your Policy's Specified Amount
Within certain limits, you may increase or reduce your Policy's Specified Amount. A change in Specified Amount may increase or decrease your cost of insurance charges. (See "Calculating Your Cost of Insurance.") A change in the Specified Amount also may have tax consequences. (See "Tax Matters.") Changes in Specified Amount do not necessarily require changes in planned periodic premiums. (See "Planned Periodic Premium Payments.") However, any increase or decrease in Specified Amount will require us to declare a new Annual Target Premium Payment for the new Specified Amount. (See "Annual Target Premium Payment.") Whether the premium charge applies will be determined using the new Annual Target Premium Payment. (See "Premium Charge.") We will recalculate the maximum

                                     31 A
premium limitation following an increase or decrease in Specified Amount. (See "Premium Payments" and "Tax Matters.")

The minimum amount by which you can increase your Policy's Specified Amount is $25,000, unless such increase is made in conjunction with a change in death benefit option or to satisfy Internal Revenue Code requirements. For any increase, you must apply in writing and we will require satisfactory proof of insurability. The increase will become effective on the Monthly Anniversary on or following the date we approve the increase. Your rights to cancel your Policy do not apply to increases in Specified Amount.

We will not allow a reduction in your Policy's Specified Amount (other than that resulting from a partial surrender of cash value under Option A) that results in a Specified Amount that is less than $50,000 ($25,000 if the Insured is less than 18 years of age), nor will we allow a reduction that would cause your Policy not to qualify as life insurance for federal tax law purposes. You must make requests for reduction in writing. For purposes of determining your cost of insurance charge, we will apply any decrease in Specified Amount against the most recent increase in Specified Amount. The decrease will become effective on the Monthly Anniversary on or following the Date of Receipt of your Notice to Us.

Partial surrenders will reduce your Policy's death benefit on a dollar for dollar basis unless the death benefit is the Minimum Amount Insured, in which case your death benefit will be reduced by a multiple of the amount surrendered. Under death benefit Option A, we will reduce the Specified Amount and the cash value by the amount of the partial surrender. Under death benefit Option B, we will reduce only the cash value portion of the death benefit by the amount of the partial surrender.


Other Policy Benefits
---------------------

Optional Insurance Benefits
Subject to certain underwriting or issue requirements, you may add one or more of the following optional insurance benefits to your Policy by rider. Each rider's description in this Prospectus is subject to the specific terms of the rider as each contains definitions, contractual limitations, and conditions. We will deduct the cost of any optional insurance benefits as part of the Monthly Deduction. (See "Monthly Deductions.")


      Accelerated Benefits for Terminal Illness Rider. This rider provides for an early benefit payment to you upon receipt of proof that the Insured is terminally ill (as defined in the rider). The rider is not available in all states. The maximum amount you may receive under the rider prior to the Insured's death is 50% of the then current death benefit payable under the Policy (excluding additional benefits payable under other riders) or, if less, $250,000. We will deduct the amount of any Indebtedness from the amount of the early payment. We treat the early payment as a "lien" against Policy values. We reduce the death benefit by the amount of the lien and any Policy loans, plus accrued interest. We will continue to make Monthly Deductions after the early payment. The Owner's access to the cash value of the Policy through Policy loans, partial surrenders, or full surrender is limited to any excess of the cash value over the amount of the lien. We charge interest on the amount of the early payment and any unpaid Monthly Deductions. We require premium payments to be made for cost of insurance that are still required to be made after the early payment. If such payment is not paid when due, we will pay the premium on behalf of the Owner and add that amount to the early payment amount to be deducted from the death benefit. If the amount of the early payment plus accrued interest and required unpaid cost of insurance premiums ever exceed the amount of the death benefit, we will terminate the Policy and no additional insurance benefits will be payable.

      Accidental Death Benefit Rider. This rider provides an additional life insurance benefit if the Insured's death results from accidental bodily injury (as defined in the rider). You can select an additional life insurance benefit up to a maximum of $200,000, or the Specified Amount, whichever is less. The premium for this rider is $.84 per $1,000 of coverage per year.

                                     32 A

      Children Term Life Insurance Rider. This rider provides level term life insurance on the lives of the Insured's children (as defined in the rider). The cost for this rider is $6 per $1,000 of coverage per year.

      Extended Maturity Date Rider. This rider permits you to extend your Policy's Maturity Date up to 10 years beyond what it otherwise would be (i.e., the Monthly Anniversary following the Insured's 100th birthday). The death benefit during the extended maturity period will be your Policy's cash value less any Indebtedness. Also during this period, the Policy's cash value will continue to accrue in the same manner as described in the Policy, and any Policy loans in effect will continue to accrue interest. We will not deduct cost of insurance charges or accept additional premium payments during this period. We will assess the Maintenance Charge during this period. Extension of the Maturity Date is subject to all of the terms and conditions of the Policy, except where they are inconsistent with the rider. Extending the maturity date of your Policy beyond the Insured's age 100 may result in the current taxation of any increases in your Policy's cash value that result from investment experience in the Variable Fund Accounts. You should consult a qualified tax advisor before making such an extension.


      Waiver of Monthly Deduction Rider. This rider waives your Monthly Deduction during periods of total and permanent disability of the Insured, but only if the Insured has been totally and permanently disabled (as defined in the rider) for at least 6 consecutive months. We will not deduct the amount of any Monthly Deduction waived under this rider from the cash value proceeds payable upon maturity of your Policy, or the death benefit proceeds payable if the Insured dies before the Policy matures. If Option A is in effect when we approve a claim under the rider, we will change your death benefit option from Option A to Option B as of the Monthly Anniversary after the disability began. While we are paying benefits under the rider, you may not increase your Policy's Specified Amount. Please note that the rider does not apply to interest under your Policy loans. As a result, it is possible that your Policy could lapse for nonpayment of loan interest. The premium for this rider varies based upon the age of the Insured.

If you would like further information about the optional insurance benefits available under your Policy, please contact us at 1-800-531-2923. Please note that adding or deleting riders, or increasing or decreasing coverage under the riders, can have tax consequences. (See "Tax Matters.") You should consult a qualified tax advisor.


Benefits at Maturity
If the Insured is living, we will pay the cash value of your Policy, less any Indebtedness, when your Policy matures. All Policies will mature on the Monthly Anniversary following the Insured's 100th birthday unless extended by rider.


Payment of Policy Benefits
--------------------------

Payment of Death Benefit
As long as your Policy has not terminated due to lapse, maturity, or full surrender, we will pay your Policy's death benefit to your Beneficiary. We will usually pay the death benefit within 7 days after we receive due proof of death at our Home Office and all other requirements necessary to make payment. We will determine the cash value portion of the death benefit as of the Valuation Date immediately following the date of death. We will pay the death benefit in cash or under one or more of the payment options you have selected in advance. If you have not selected a payment option, your Beneficiary may select the payment option prior to (or after) the Insured's death. We may postpone payment of the death benefit in certain circumstances. (See "Postponement of Payments.")

We will reduce the death benefit by any Indebtedness and any due and unpaid Monthly Deductions. These proceeds will be increased by any applicable additional optional insurance death benefits provided by rider.

                                     33 A

Payment of Maturity Benefit
If your Policy matures before the Insured dies, we will normally pay you the cash value of your Policy (reduced by any Indebtedness and any due and unpaid Monthly Deductions) within 7 days after the Valuation Date on which the Policy matures. We may postpone payments in certain circumstances. (See "Postponement of Payments.")

Death Benefit Payment Options
We will pay the death benefit in a lump sum or under one of the payment options below. During the Insured's lifetime, you may select a payment option. If the Insured dies and you have not chosen a payment option, your Beneficiary can choose a payment option. If you have selected a payment option before the Insured's death, your Beneficiary may not change that option after the Insured's death. Proceeds applied under a payment option will no longer vary by the investment experience of the Variable Fund Accounts.

The nature and timing of your choice of payment option can effect the tax consequences to you or your Beneficiary. You should consult your tax advisor.


      Interest Only Option. The Policy's principal amount may be left on deposit with USAA Life for a mutually determined period, not to exceed 30 years. We will make interest payments at mutually determined regular intervals. The principal amount will earn interest at a minimum rate of 3% compounded annually. At the end of the fixed period, we will pay the principal amount.

      Installments for a Fixed Period Option. Under this option, we will pay the principal amount plus interest in equal or unequal installments for a specified number of years (not more than 30), as mutually agreed upon. The amount of the installments will not be less than that shown in the Table of Guaranteed Payments contained in your Policy.

      Installments of a Fixed Amount Option. Under this option, we will pay the principal amount plus interest in equal or unequal installments, as mutually agreed upon, until the amount applied, together with interest on the unpaid balance, is paid in full.

      Other Options. We will apply the sum under any other option mutually agreed upon.

Any arrangements involving more than one payment option, or involving a Beneficiary that is not a natural person (e.g., a corporation) or who is a fiduciary (e.g., a trustee) are subject to our approval. In addition, the details of the arrangements are subject to our rules in effect at the time the arrangements take effect.

The Beneficiary may designate a successor payee as to any amount that we would otherwise pay to the Beneficiary's estate. Amounts applied under these payment options will not be subject to the claims of creditors or to legal process, to the extent permitted by law.


Cash Value
----------

Your Policy's cash value will vary:
      . on a daily basis with the investment experience of the Variable Fund Accounts to which you have allocated your Net Premium Payments;
      . to reflect the effect of various Policy transactions, such as additional premium payments, partial surrenders, and Policy loans; and
      .   to reflect applicable charges and deductions.

Your Policy does not provide a minimum guaranteed cash value, which means you bear the entire investment risk that your cash value could fall to zero.

                                     34 A

On your Policy's Effective Date, your cash value will equal your Net Premium Payments, less the Monthly Deduction for the following Policy month. Thereafter, your cash value on any Valuation Date will equal the sum of:
     .    your Policy's value in each Variable Fund Account;
     . plus, if applicable, any value held in our general account to secure any Policy loan;
     . plus any interest earnings credited on the value held in the general account;
     .    less the amount of any outstanding Indebtedness;
     . less any Monthly Deductions, transfer charges, and partial surrender charges applied through that date. (See "Loans.")

On each Monthly Anniversary, the Monthly Deduction will reduce your Policy's cash value.

Calculating Your Value in the Variable Fund Accounts
When you invest in a Variable Fund Account, you are purchasing units of interest or "Accumulation Units" ("units") of that Account. You purchase units at their price next determined on any given Valuation Date following the receipt of your payment. Therefore, on any given Valuation Date, you can calculate the value of your investment in a Variable Fund Account by multiplying (1) the number of units of each Variable Fund Account credited to your Policy by (2) the price of the units on that Date.

We determine the number of units to credit to you by dividing (1) the Net Premium Payment you allocate to a Variable Fund Account by (2) that Variable Fund Account's price per unit or "unit value" next computed on the Date of Receipt of the premium payment. Certain transactions will affect the number of units in a Variable Fund Account credited to you. Net Premium Payments will increase the number of full or fractional units. Loans, partial or full surrenders, partial surrender charges, transfer charges, and Monthly Deductions involve redemption of full or fractional units and will decrease the number of units. In addition, Transfer of Value among Variable Fund Accounts will decrease the number of units in the Variable Fund Accounts from which value is transferred and increase the number of units in the Variable Fund Accounts to which value is transferred.

Each Variable Fund Account's units are valued separately. We calculate the value of an Accumulation Unit ("Accumulation Unit Value (AUV)") for each Variable Fund Account on any Valuation Date by adjusting the unit value from the previous Valuation Date for:
     .    the investment performance of the corresponding Fund;
     .    any dividends or distributions paid by that Fund; and
     . the Separate Account charges that we assess. (See "Separate Account Charges".)


Log on to usaa.com day or night to access information about your Policy details, Variable Fund Account summaries, and financial activity information. You may also find out information about your cash value, including the value and number of units of each Variable Fund Account credited to your Policy, by calling us at 1-800-531-4265.



Transfer of Value
-----------------

Except during the first 30 days after your Policy becomes effective, you may transfer all or part of the value in any Variable Fund Account to any other Variable Fund Account of the Separate Account, up to 18 times per Policy Year, without charge. Each transfer thereafter is subject to a $25 charge. Excessive transfer activity can disrupt portfolio management strategy and increase Variable Fund Account expenses, which are borne by all Policy owners participating in the Variable Fund Account regardless of their transfer activity. You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaged in market timing strategy, making programmed transfers, frequent transfers that are large in relation to the total assets of the underlying Funds in which the Variable Fund Account options invest. Market timing strategies are disruptive to the underlying Funds in which the Variable Fund Account options invest. If we determine that your transfer patterns among the Variable Fund Account options reflect a market timing strategy, we


                                     35 A
reserve the right to take action including but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, internet services, or any electronic transfer services.




The minimum amount you can transfer from any Variable Fund Account is $250 (or the remaining Account value if less). A transfer will result in the redemption or purchase (or both) of units of the Variable Fund Accounts involved. You may request a transfer by telephone or by Notice to Us. A request for transfer must clearly state the amount to be transferred, the Variable Fund Account from which it is to be withdrawn, and the Variable Fund Account to which it is to be credited. We will effect the transfer using the Variable Fund Account unit values next computed on the Date of Receipt of your request, unless a postponement of payments is in effect. (See "Postponement of Payments.")

We reserve the right at any time, and without prior notice, to terminate, suspend, or modify these transfer privileges.



Loans
-----

After your first Policy Year, you may borrow money from USAA Life by using your Policy as the sole security for the loan. The amount that you may borrow is the "loan value." The maximum loan value is 85% of your cash surrender value.

You may request a loan by telephone or by Notice to Us, but you must obtain the written consent of all assignees and irrevocable Beneficiaries, if any, before we can make the loan.

We will usually pay you the loan proceeds within 7 days after the Date of Receipt of your loan request, unless a postponement of payments is in effect. (See "Postponement of Payments.")

Loan Collateral
When you take a loan, we will transfer an amount equal to the loan from your value in the Variable Fund Accounts to our general account. We make this transfer of "loan collateral" to secure your loan. You may specify the Variable Fund Accounts from which you want us to withdraw the loan collateral. If you do not so specify, we will withdraw the loan collateral from the Variable Fund Accounts in the same proportion as each Account's value has to the total Policy cash value. While a loan is outstanding, we will credit the loan collateral on a daily basis with interest at an effective annual rate of 4%.

Loan Interest
You are charged interest on the loan at a maximum annual rate of 6% payable in advance. We have the option of charging less. For Policies that have been in effect more than 10 Policy Years and if the Insured is age 55 or older, we charge a preferred loan interest rate of 4.5%. We have the option of charging less for a preferred loan. The entire amount of interest on your loan balance for each Policy Year is payable in advance at the commencement of the loan and at the beginning of each Policy Year thereafter. We will automatically deduct the interest from your Variable Fund Account(s) in the same proportion as each Account's value has to the total Policy cash value on the date the loan starts. Similarly, we will deduct interest from your Variable Fund Account(s) at the beginning of each Policy Year in the same proportion as each Account's value has to the total Policy cash value as of that date. If there is insufficient value in your Variable Fund Account(s) to pay the interest in advance, your policy will enter its grace period.

Because interest is paid in advance, loan repayments during a Policy Year may result in an overpayment of interest. We will credit any overpayment of interest to you on the date of any loan repayment.

Repayment of Indebtedness
You may repay your Indebtedness (i.e., loans and any unpaid interest) in full or in part at any time before the Insured's death and while the Policy is in effect. If not repaid, we will deduct the

                                     36 A

Indebtedness from any death benefit, maturity benefit, or full surrender proceeds. You may not repay loans and unpaid loan interest in existence at the end of the grace period until the Policy is reinstated.

You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. You may direct how you want your loan repayment to be allocated among the Variable Fund Accounts. If you do not specify an allocation, we will allocate your loan repayment to the Variable Fund Accounts in the same proportion as Net Premium Payments are being allocated to the Accounts.

Effect of Policy Loans
A loan will reduce the value of the Variable Fund Accounts from which it is deducted. Thus, the amount loaned will not share in the investment experience of the Variable Fund Accounts. Therefore, a loan, whether repaid or not, will have a permanent effect on the cash value of the Policy.

We will determine loan values as of the Date of Receipt of the loan request. For situations where a Policy loan may be treated as a taxable distribution, see "Tax Matters."


Surrenders
----------

You may fully or partially surrender your Policy for all or part of its cash value to the extent described below. We will usually pay full or partial surrenders of cash value within 7 days after we receive your written request at our Home Office. We will determine the cash value of the surrendered amount as of the Date of Receipt of your request for surrender. There may be tax consequences in connection with a full or partial surrender. (See "Tax Matters.) You must obtain the written consent of all assignees or irrevocable Beneficiaries, if any, before we will process any request for surrender.

We will effect any surrenders using the Variable Fund Account unit values next computed on the Date of Receipt of your Notice to Us or, in the case of partial surrenders, your Notice to Us or telephone request. In certain circumstances, we may postpone the payment of surrenders. (See "Postponement of Payments.")

Full Surrenders
At any time before the Insured's death and while the Policy is still in effect, you may surrender your Policy for its entire cash surrender value by sending Notice to Us. We may require the return of the Policy. We also may assess a surrender charge. (See "Surrender Charges.") We sometimes refer to the net amount you would receive as the Policy's "cash surrender value." We will terminate your Policy and all insurance on the Date of Receipt of your Notice to Us.

Partial Surrenders
After your first Policy Year and while your Policy is still in effect, but before the Insured's death, you may surrender a portion of your Policy for cash. We will assess an administrative processing fee equal to the lesser of $25 or 2% of the amount withdrawn. You may direct how you would like us to withdraw a partial surrender and the administrative processing fee from your current value in the Variable Fund Accounts. If you do not specify a withdrawal allocation, we will withdraw the partial surrender and the administrative processing fee from the Variable Fund Accounts in the same proportion as each Account's value has to the total Policy cash value. (See "Surrender Charges" and "Deduction of Charges.") You may request a partial surrender by telephone or by Notice to Us.

Your Policy's remaining cash value after a partial surrender may not be less than an amount equal to the then current surrender charge for a full surrender.

Partial surrenders and related surrender charges will reduce your death benefit. (See "Changing Your Policy's Specified Amount" under "Death Benefit.")

                                     37 A

Telephone Transactions
----------------------

You may submit requests to change your premium payment allocation, requests for partial surrenders, requests for loans, and requests for Transfer of Value among Variable Fund Accounts by telephone. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and only if we do not, will we be liable for any losses because of unauthorized or fraudulent instructions. We will obtain information prior to any discussion regarding your Policy including, but not limited to:
     .    your USAA number or Policy number,
     .    your name, and
     .    your Social Security number.

In addition, we will record all telephone communications with you and will send confirmations of all transactions to your address. Your Policy automatically authorizes you to make telephone transactions, subject to our right to modify, suspend, or discontinue this telephone transaction privilege at any time without prior notice. You may decline the option of utilizing the telephone transaction privilege when filling out your Policy application.


Dollar Cost Averaging Program
-----------------------------

The Dollar Cost Averaging Program enables you to make regular, equal investments over time into one or more of the Variable Fund Accounts, by transferring a fixed dollar amount at regular intervals from one or more Variable Fund Accounts under the Policy.

To begin the Dollar Cost Averaging Program, you must have at least $5,000 in the Variable Fund Account from which you intend to transfer value. The minimum amount you may transfer is $100, or the remaining value of the Account, if less. The transfers must be scheduled to occur over a period of at least 12 months at monthly, quarterly, or semiannual intervals, as you elect.


You may select this Program by submitting a written request to our Home Office or by making a request by telephone. You may cancel your participation in this Program in the same manner.

We will process transfers under the Dollar Cost Averaging Program to be effective at the Accumulation Unit Values (AUV) at the end of the Valuation Period that includes the date of the transfer. No charges apply to transfers made under the Dollar Cost Averaging Program.


We reserve the right to suspend, terminate, or modify the offering of the Dollar Cost Averaging Program upon providing you written notice 30 days in advance. Should we suspend or terminate the Program, the suspension or cancellation will not affect any Policy for which the Dollar Cost Averaging Program is already in effect.


Free Look Right
---------------

You may cancel your Policy within 10 days after receiving it, or such longer period as state law may require, by returning the Policy to us along with a written request for cancellation. Upon its return, we will refund the greater of:
     .    your premium payments, or
     . the value of the Variable Fund Accounts as of the Date of Receipt of your written request to cancel, plus any premium charge, Monthly Deduction, and mortality and expense charge that we deducted.

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

Postponement of Payments
------------------------

We may postpone payments of partial surrenders, full surrenders, Policy loans, maturity benefits, death benefits, and Variable Fund Account transfers beyond 7 days whenever:
     .    the New York Stock Exchange is closed,
     . the SEC, by order, permits postponement for the protection of Policy Owners, or
     .    the SEC requires trading to be restricted or declares an emergency.

We reserve the right to defer payment of any partial surrenders, full surrenders, Policy loans or refunds that would be derived from a premium payment made by a check until the check has cleared the banking system.

--------------------------------------------------------------------------------
  Log on to usaa.com day or night for policy details, fund account summaries and financial activity information.

--------------------------------------------------------------------------------

                                     39 A

---------------------------
MORE POLICY INFORMATION
---------------------------

Owners And Beneficiaries
------------------------

Owners
If you are the Owner of the Policy, the rights and privileges of the Policy during the lifetime of the Insured belong to you. Generally, the Owner is also the Insured, unless a different Owner is designated in the application or at a later date.

      Successor Owner. As Owner, you may designate a successor Owner. If you die without designating a successor Owner, ownership of the Policy will pass to your estate.

      Change of Ownership. As Owner, you may change ownership of your Policy, at any time, during the Insured's lifetime, by submitting Notice to Us. The change will take effect on the Date of Receipt of the request. A change of ownership is subject to the rights of an assignee of record and those of any irrevocable Beneficiary. We are not responsible for any payments made or actions taken before we receive your Notice to Us.

      Collateral Assignment. As Owner, you may assign the Policy as collateral security by submitting a Notice to Us. You will need to obtain the written consent of any irrevocable Beneficiaries and assignees of record before we recognize any assignment; however, a collateral assignment takes precedence over the interest of a revocable Beneficiary. The assignment will take effect as of the date we receive your Notice to Us. We are not responsible for the validity or effect of any collateral assignment, nor are we responsible for any payment or other action taken before we receive the Notice to Us. We are not bound by an assignment until we receive it at our Home Office.

We will pay any death benefit payable to an assignee in one lump sum. We will pay any remaining proceeds to the designated Beneficiary or Beneficiaries. A collateral assignee is not an Owner. A collateral assignment is not a transfer of ownership, unless it is an absolute assignment. All collateral assignees of record must consent to any full surrender, partial surrender, loan or payment from a Policy under an Accelerated Benefits for Terminal Illness Rider. There may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the Beneficiary. Therefore, you should consult a qualified tax advisor prior to making an assignment.


Beneficiaries
You may name one or more Beneficiaries in your Policy application. You may classify Beneficiaries as primary, contingent, revocable, or irrevocable. If no primary Beneficiary survives the Insured, we will pay the Policy proceeds to the contingent Beneficiaries. Beneficiaries in the same class will receive equal payments unless you direct otherwise. A Beneficiary must survive the Insured in order to receive his or her share of the death benefit proceeds. If a Beneficiary dies before the Insured dies, his or her unpaid share is divided among the remaining Beneficiaries of the same class who survive the Insured. If no Beneficiary survives the Insured, we will pay the proceeds to you, if you are alive, or, if not, to your estate.

      Change of Beneficiary. You may change the Beneficiary while the Insured is living, by submitting a Notice to Us. You must obtain the written consent of any irrevocable Beneficiaries before we will accept any change in Beneficiary. A change in Beneficiary will take effect on the Date of Receipt of the request. We will not be responsible for any payment or other action taken before receipt of your Notice to Us. If we make a payment of death benefits in good faith before receiving the Notice to Us, we will receive credit for the payment against our liability under the Policy. A change of Beneficiary is subject to the rights of an assignee of record.

                                     40 A

Calculating Your Cost of Insurance
----------------------------------

For each Monthly Anniversary, we determine your monthly cost of insurance by multiplying (1) the net amount at risk under your Policy by (2) your cost of insurance rate, and (3) dividing the resulting amount by 1000.

Net Amount at Risk
We determine the net amount at risk by (1) subtracting your Policy's cash value on any Monthly Anniversary from (2) your Policy's current death benefit (divided by a factor that discounts the death benefit to the beginning of the month). Your Policy's death benefit may be the death benefit required to qualify the Policy as life insurance. (See "Minimum Amount Insured.")

The net amount at risk may be greater if you have selected death benefit Option B rather than death benefit Option A. See "Death Benefits." Since the death benefit payable under Option B is the Specified Amount plus the cash value, the difference between the death benefit and the cash value will be greater under Option B than under Option A (unless the Minimum Amount Insured applies). As the net amount at risk will be greater, so the cost of insurance also will be greater. The net amount at risk also may be affected by changes in your Policy's cash value or in the Specified Amount. (See "Cash Value" and "Death Benefits.")

The net amount at risk for each Policy continues to be determined generally by subtracting the Policy's cash value from the Policy's death benefit (divided by a factor that discounts the death benefit to the beginning of the month), regardless of whether the death benefit is the Policy's current Specified Amount or the Minimum Amount Insured. The cost of insurance rate applied against the net amount at risk will continue to increase as the Insured's age increases.

Net Amount at Risk - More Than One Rate Class
If you increase the Specified Amount and the rate class applicable to the increase is different from that of the initial Specified Amount, then, in determining the cost of insurance charge, we will calculate the net amount at risk separately for each rate class. The method of determining the net amount at risk for each rate class will differ between Option A and Option B. If Option A is in effect, we will apportion the cash value among the initial Specified Amount and any increases in Specified Amount. The cash value will first be considered a part of the initial Specified Amount. If the cash value is greater than the initial Specified Amount, the balance of the cash value will then be considered a part of each increase in Specified Amount, beginning with the first increase.

If Option B is in effect, we will determine the net amount at risk by the proportional relationship of the initial Specified Amount and the Specified Amount increases for each new rate class to the total Specified Amount.

Because the method of calculating the net amount at risk is different between Option A and Option B when more than one rate class is in effect, a change in the death benefit option may result in a different net amount at risk for each rate class than would have occurred had the death benefit option not been changed. Thus, the total cost of insurance will be increased or decreased.

Cost of Insurance Rates
Your cost of insurance rates are based on your Insured's age, sex, and rate class. Generally, we set cost of insurance rates based on our expectations as to future mortality experience. We apply any changes to cost of insurance rates to all persons of the same age, sex, and rate class. We will give you 30 days' notice before any increase in your current cost of insurance rates becomes effective. We guarantee that your cost of insurance rates will never be greater than the maximum cost of insurance rates shown in your Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Table, and age on the Insured's last birthday.

The rate class of the Insured will affect your cost of insurance rate. USAA Life currently places Insureds into one of three preferred rate classes or into one of two standard rate classes involving higher mortality risks. In an otherwise identical Policy, Insureds in the preferred rate class will have a

                                     41 A
lower cost of insurance rate than those in a standard rate class. We make all final determinations of an Insured's rate class.


Minimum Amount Insured
----------------------

The Minimum Amount Insured is the amount of insurance proceeds that the Internal Revenue Code requires for your Policy to qualify as life insurance and to exclude the death benefit from your Beneficiary's taxable income. If higher than the death benefit under Option A or Option B, we will pay you the Minimum Amount Insured. You can determine the Minimum Amount Insured by multiplying your Policy's cash value (ignoring the amount of any outstanding loan and any unpaid loan interest) by a specified percentage based on the Insured's age. The specified percentages, which generally decline as the Insured gets older, are:


---------------------------------------------------------------------------------------------------------------------
Minimum  Amount Insured as a Percentage of Cash Value
---------------------------------------------------------------------------------------------------------------------

Insured's           40 or                                                                               95 and
Age*                Under     45        50        55        60        65        70         75 to 90     older
Percentage          250%      215%      185%      150%      130%      120%      115%       105%         100%
---------------------------------------------------------------------------------------------------------------------

* Last birthday at the beginning of the Policy Year. A more complete table appears in your Policy.

If, prior to the Insured's death, unexpected increases in your Policy's cash value would cause your Policy not to satisfy Internal Revenue Code requirements, we will increase the death benefit to the Minimum Amount Insured so that the death benefit will be excluded from the Beneficiary's taxable income.


The Contract
------------

The Policy is a legal contract between you and us. The consideration for issuing the Policy is:
    .     completion of the application, and
    .     payment of the first full premium.

The entire contract consists of:
    .     your Policy,
    .     your Policy application, and
    .     any supplemental applications, riders, endorsements, and amendments.

We will consider statements in the application as representations and not warranties. We will not use any representation to void your Policy or defend a claim under your Policy unless it is contained in your written application or supplemental application. Only the president or secretary of USAA Life has authority to change or waive a provision of your Policy, and then only in writing.

All requests for changes to your Policy must be clear and in writing, and must be received by our Home Office.

This Policy is subject to the laws of the state where it is issued. To the extent that the Policy may not comply, it will be interpreted and applied to comply.

Incontestability
----------------

We will not contest a Policy, or any increase in Specified Amount, except for lapse or fraud, after the Policy or increase has been in effect during the Insured's lifetime for 2 years. Each increase in the Specified Amount will have its own 2-year contestable period beginning with the Effective Date of the

                                     42 A
increase. During any 2-year contestable period, we have the right to contest the validity of your Policy based on material misstatements made in the application or any supplemental application. The 2-year contestable period begins on the Effective Date of your Policy, or, in the case of an increase, on the date the increase is approved and made effective.

If your Policy is reinstated after lapse, a new 2-year contestable period begins on the date of reinstatement. If the Policy has been in force for 2 years during the lifetime of the Insured, it will be contestable only as to statements made in the reinstatement application. If the Policy has been in force for less than 2 years, it will be contestable as to statements made in any reinstatement applications as well as the initial application.

The incontestability provisions do not apply to optional insurance benefits added to your Policy by rider. Each rider contains its own incontestability provision.

If we contest and rescind your Policy, you will receive your premiums paid, less any Indebtedness and any previous partial surrenders.


Misstatement of Age or Sex
--------------------------

Age means the Insured's age on his or her last birthday. If the Insured's age or sex has been misstated on the application or any supplemental application, we will adjust the cash value and death benefit to those based on the correct Monthly Deductions since the Policy's Effective Date.


Suicide Exclusion
-----------------

Your Policy does not cover suicide by the Insured, while sane or insane, during an exclusion period after the Policy's Effective Date. This exclusion period is generally 2 years from the Policy's Effective Date but may vary by state. If the Insured commits suicide during this period, our sole liability will be to refund all premiums paid, less any Indebtedness and previous partial surrenders. We will not pay any death benefit in those circumstances.

If your Policy lapses and is later reinstated, we will measure the 2-year suicide exclusion period from the Effective Date of reinstatement. If you increase your Policy's Specified Amount, we will measure the 2-year suicide exclusion period for the increase from the increase's Effective Date. If the Insured dies as a result of suicide (whether sane or insane) during the separate 2-year suicide exclusion period, we will only pay the death benefit attributable to the initial Specified Amount (on which the 2-year suicide exclusion period has expired). We will refund the premium payments less any Indebtedness and any partial surrenders attributable to the increase in the Specified Amount.


Non-Participating Policy
------------------------

Your Policy is "non-participating," which means you will not share in any of our profits or surplus earnings. We will not pay dividends on your Policy.


Reports And Records
-------------------

We will maintain all records relating to the Policy and the Separate Account. We will mail to you a Policy annual statement showing:
     .  the amount of death benefit;
     .  the cash value;
     .  any Indebtedness;
     .  any loan interest charge;

                                     43 A

     . any loan repayment since the last annual statement;
     . any partial surrender since the last annual statement;
     . all premium payments since the last annual statement;
     . all deductions and charges since the last annual statement; and . other pertinent information required by any applicable law or regulation, or that we deem helpful to you.

We will mail the statement within 30 days after the Policy's anniversary, or, at our discretion, within 30 days after the end of each calendar year showing information as of a date not more than 60 days prior to the mailing of the annual statement. We also will send you periodic reports for the Funds that correspond to the Variable Fund Accounts, periodic reports for the Separate Account, and any other information, as required by state and federal law.

We will mail confirmation notices (or other appropriate notification) promptly at the time of the following transactions:
     . Policy issue;
     . receipt of premium payments;
     . transfers among Variable Fund Accounts;
     . change of premium allocation;
     . change of death benefit option;
     . increases or decreases in Specified Amount;
     . partial surrenders;
     . receipt of loan repayments; and
     . reinstatement.

---------------------------
PERFORMANCE INFORMATION
---------------------------

From time to time, we may quote performance information for the Variable Fund Accounts of the Separate Account in advertisements, sales literature, or reports to Owners or prospective investors.

We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical Owner's cash value or death benefit. We also may present the yield or total return of the Variable Fund Accounts based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the Variable Fund Account or the Fund in which it invests. The performance information shown may reflect the deduction of only some of the applicable charges to the Policy. We may, for example, exclude the deduction of one or more charges, such as the premium charge or surrender charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges.

We may compare a Variable Fund Account's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning, and The Wall Street Journal. We also may advertise ratings of USAA Life's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

We may from time to time provide advertisements, sales literature or tools to assist you in choosing your investment options by defining your asset allocation strategy and appropriate risk tolerance.


                                     44 A

Performance information for any Variable Fund Account reflects the performance of a hypothetical Policy and are not illustrative of how actual investment performance would affect the benefits under your Policy. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance.

-------------------------
OTHER INFORMATION
-------------------------

USAA Life
---------

USAA Life is a stock insurance company incorporated in the State of Texas in June 24, 1963. USAA Life is principally engaged in writing life insurance policies, health insurance policies, and annuity contracts. USAA Life is authorized to transact insurance business in all states of the United States (except New York) and the District of Columbia. On a consolidated basis prepared in conformity with accounting principles generally accepted in the United States of America, USAA Life had total assets of $9,081,541,000 on December 31, 2001. USAA Life is a wholly-owned stock subsidiary of USAA. The commitments under the Policies are USAA Life's, and USAA has no legal obligation to back those commitments.


USAA Life is the depositor administering the Separate Account. USAA Life's obligations as depositor of the Separate Account may not be transferred without notice to and consent of the Owners. USAA Life also issues variable annuity contracts through another separate account, which is also a registered investment company. In addition, USAA Life serves as transfer agent of the USAA Life Investment Trust.

Directors of USAA Life. USAA Life is managed by its Board of Directors, described below, all of whom are also officers of either USAA or USAA Life and have the same principal business address as USAA Life, as shown on the front cover page of this Prospectus.

Name                            Principal Occupation (Past Five Years)
----                            --------------------------------------
Robert G. Davis                 Chairman since June 1997; prior thereto,
                                Director since December 1996; President and
                                Chief Executive Officer, USAA, since April
                                2000; prior thereto, Chief Operating Officer and
                                President, USAA, since June 1999; prior thereto;
                                Deputy CEO-Capital Management, USAA, since June
                                1998 and Chief Executive Officer and President,
                                USAA CAPCO, since December 1996; prior thereto,
                                Special Assistant to CEO, USAA, since June 1996;
                                prior thereto, Chief Executive Officer and President of Bank One, Columbus, since 1991.

James M. Middleton              Vice Chairman since March 2000; President and
                                Chief Executive Officer, USAA Life, since March
                                1, 2000; prior thereto, Senior Vice President,
                                Operations Integration & Program Control, USAA
                                Life, since July, 1999; prior thereto, Vice
                                President, Systems Integration & Program
                                Control, USAA Life, since September 1997; prior thereto, Vice President, Systems Integration &
                                Program Control, USAA Life, since September
                                1997; prior thereto, Assistant Vice President,
                                Systems Integration & Analysis, USAA Life, since
                                March 1994.

Russell A. Evenson              Director since May, 2001; Senior Vice President,
                                Actuarial & Marketing, USAA Life, since
                                September 2001; prior thereto, Senior Vice
                                President, Chief Life Actuary, USAA Life, since
                                April 2001; prior thereto, Senior Vice
                                President, Aid Association for Lutheran, from
                                May 1999 to March 2001; prior thereto, Senior
                                Vice President and Chief Actuary/Director;
                                Midland National Life Insurance Company, from
                                March 1989 to April 1999; Senior Vice President
                                & Corporate Actuary, North American Company for
                                Life & Health, from November 1998 to April 1999;
                                and


                                     45 A

                                Senior Vice President and Chief Actuary/
                                Director for Investor Life Insurance Company of Nebraska, from March 1989 to December 1996.

Larkin W. Fields                Director since May, 2001; Treasurer/Senior Vice
                                President, Finance, USAA Life, since May 1999;
                                prior thereto, Vice President, Life Marketing
                                Services, USAA Life, since November 1995.

Kenneth A. McClure              Director since May, 2001; Senior Vice
                                President, Operations and Underwriting, USAA
                                Life, since September 2001; prior thereto, Senior Vice President, Member
                                Acquisition/Relationship Management, since
                                January 1997; prior thereto, Senior Vice
                                President, Life & Health Operations.


Bradford W. Rich                Director since November 1996; General Counsel
                                and Secretary; Senior Vice President, USAA, since January 1996.

Josue Robles, Jr.               Director since September 1994; Senior Vice
                                President, Chief Financial Officer/Treasurer,
                                USAA, since August 1995.



Officers (other than Directors). Set forth below are the officers of USAA Life, the depositor of the Separate Account, who are engaged directly or indirectly in activities relating to the Registrant or the variable universal life policies offered by the Registrant, including each senior executive officer of USAA Life. The principal business address of each person listed is same as the address of USAA Life, as shown on the cover page of this Prospectus.

Name                                Principal Occupation (Past Five years)
----                                -------------------------------------

Edward R. Dinstel                   Senior Vice President, Sales, Service &
                                    Partnerships, since September 2001; prior thereto, Senior Vice President, Life &
                                    Health Underwriting/Issue, since November,
                                    1999; prior thereto, Vice President, Life &
                                    Health Underwriting/Issue.

John W. Douglas                     Senior Vice President, Life & Health
                                    Operations, since January 2002; prior
                                    thereto, Senior Vice President, Health
                                    Planning/Operational Support, since January
                                    1997; prior thereto, Senior Vice President,
                                    Life & Health Marketing.

William J. O'Connor                 Senior Vice President, Business Development
                                    & Operations Integration, since January
                                    2002; prior thereto, Vice President,
                                    Business Development & Operations
                                    Integration Control, USAA Life, since March
                                    2000; prior thereto, Assistant Vice
                                    President, Life Customer Relationship
                                    Manager, USAA ITCO, since August 1998; prior thereto, Assistant Vice President, Life
                                    Applications, USAA ITCO, since May 1998;
                                    prior thereto, Assistant Vice President,
                                    Integration Service, Office of Chief
                                    Information Officer, USAA, since May
                                    1997.




King Mawhinney                      Vice President, Underwriting, since January
                                    2002; prior thereto, Vice President,
                                    Partnerships, since July 1999; prior
                                    thereto, Vice President, Life Sales, since
                                    May 1997; prior thereto, Vice President,
                                    Health Insurance.

Pattie S. McWilliams                Vice President, Life/Annuity/Health Sales,
                                    since January 2002; prior thereto, Vice
                                    President, Member Relationship Management, since July 1999; prior thereto, Vice
                                    President, Life/Annuity Service &
                                    Claims.


                                     46 A

Cynthia A. Toles                    Assistant Secretary/Vice President,
                                    Life/Health Insurance Counsel, USAA, since
                                    February 2000; prior thereto, Senior Vice
                                    President, General Counsel & Secretary,
                                    Variable Annuity Life Insurance Company
                                    ("VALIC"), since April 1981, and Senior Vice
                                    President, General Counsel & Secretary,
                                    American Annuity Insurance Company, since
                                    February 1999.

Robert S. Buss                      Assistant Vice President, Partnerships,
                                    since January 2002; prior thereto, Executive
                                    Director, Financial Services Centers
                                    Operations; since January 2001; prior
                                    thereto, Executive Director, Life Regional
                                    Sales, since June 1999; prior thereto,
                                    Director, Life Regional Sales, since March
                                    1999; prior thereto, Director, Special
                                    Annuities, since October 1997; prior
                                    thereto, Manager, Life Sales Central Region, since December 1996.

Brenda E. Davis                     Assistant Vice President, Service, since
                                    January 2002, prior thereto; Assistant Vice
                                    President, Life/Annuity Member Relations, since June 2000; prior thereto, Executive
                                    Director, Life & Health Underwriting, since
                                    October 1998; prior thereto, Director, Life
                                    & Health Underwriting, since December 1994.

Michael P. Egan                     Assistant Vice President, Life & Health
                                    Underwriting, since January 2002; prior
                                    thereto, Executive Director, Life & Health
                                    Underwriting, since December 1998; prior thereto, Director, Life & Health
                                    Underwriting, since 1988.

Sharon Kaminsky                     Assistant Vice President, Accounting, since
                                    January 2002; prior thereto, Assistant Vice
                                    President, Underwriting New Business &
                                    Administration, since October 2001; prior thereto, Executive Director, Underwriting &
                                    New Business Administration, since
                                    June_2000, prior thereto, Director,
                                    Underwriting & New Business Administration, since April_2000, prior thereto, Director,
                                    Life Projects; since December, 1999; prior thereto, Project Manager, Systems
                                    Integration & Program Control, since April
                                    1993.


W. James Nabholz, III               Assistant Vice President, Life/Health
                                    Insurance Counsel, USAA, since February
                                    2001; prior thereto, Managing Attorney,
                                    American Family Insurance Group, since July
                                    1997; prior thereto, sole practitioner, W.
                                    James Nabholz, III, P.C., since February
                                    1993.

Layne C. Roetzel                    Assistant Vice President, Compliance &
                                    Privacy, since January 2002; prior thereto, Assistant Vice President, Accounting &
                                    Compliance, since December 2000; prior
                                    thereto, Assistant Vice President, Plans &
                                    Administration, USAA Life, since May 1998;
                                    prior thereto, Executive
                                    Director/Controller, La Cantera Development
                                    Company, since March 1997; prior thereto, Director, Financial Statement Reporting,
                                    USAA Life, since September 1995.

Diana L. Scheel                     Assistant Vice President, Life/Annuity
                                    Claims, Benefits, & Analysis since November,
                                    1999; prior thereto, Executive Director,
                                    Life/Annuity Claims, Benefits and Analysis, since August, 1998; prior thereto, Director, Life Operations, since March, 1996.

James Vitali                        Assistant Vice President, Life & Annuity
                                    Sales, since January 2002; prior thereto, Assistant Vice President, Business Process
                                    Management, USAA Life, since May 2001; prior thereto, Assistant Vice President, Health &
                                    Life General Agency, USAA Life General
                                    Agency, since November 1999; prior thereto, Executive Director, Plans, Administration and Operations, USAA Life General Agency, since March 1999; prior


                                     47 A
                                    thereto, Operations Analyst, USAA Life
                                    General Agency, since November 1998; prior thereto, Business Systems Administrator, USAA Life General Agency, since July 1998; prior thereto, Independent Health Care Consultant, May 1998 to July 1998; prior thereto, Chief Executive Officer, NextCare Hospital of San Antonio, June 1997 to April 1998; prior thereto, Director of Marketing, South Central Texas Division, May 1997 to October 1994.


You should also review the accompanying Fund prospectuses for a description of the management of the Funds.


Separate Account
----------------

By a resolution of the Board of Directors of USAA Life, we established the Separate Account as a separate account on January 20, 1998. The Separate Account is organized as a unit investment trust and registered with the SEC under the Investment Company Act of 1940. Registration does not involve supervision of the management of the Separate Account by the SEC.

The assets of the Separate Account are the property of USAA Life and are held for the benefit of the Owners and other persons entitled to payments under Policies issued through the Separate Account. The assets of the Separate Account equal to the reserves and other liabilities of the Separate Account are not chargeable with liabilities that arise from any other business which USAA Life may conduct.

The Separate Account is divided into Variable Fund Accounts, each representing a different investment objective. Net Premium Payments are allocated to the Variable Fund Accounts in accordance with your instructions. (See "Investment Options.") Each Variable Fund Account invests exclusively in the shares at the Net Asset Value (NAV) of a Fund. Income and gains and losses from assets in each Variable Fund Account are credited to, or charged against, that Variable Fund Account without regard to income, gains, or losses in the other Variable Fund Accounts.



Policy Distribution
-------------------

We intend to sell the Policy in all states in which we are licensed and the District of Columbia. USAA IMCO, located at 9800 Fredericksburg Road, San Antonio, Texas 78288, is the principal underwriter distributing the Policy. USAA IMCO, a Delaware corporation, organized in May 1970, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is an active member of the National Association of Securities Dealers, Inc.

The Policy will be sold by licensed life insurance sales representatives who are also registered representatives of USAA IMCO. These licensed insurance sales representatives are salaried employees of USAA Life and receive neither direct nor indirect commissions nor any renewal commissions from the sale of the Policies.

USAA IMCO serves as principal underwriter for the Policies pursuant to an amended and restated Distribution and Administration Agreement with USAA Life dated March 30, 1998. Pursuant to this agreement, USAA Life bears the cost of the salaries of the sales representatives who sell the Policies and substantially all other distribution expenses of the Policies. The agreement terminates upon its assignment or upon at least 60 days notice by either party. USAA IMCO serves as both principal underwriter and investment adviser for the following registered investment companies: USAA Tax Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust, USAA Mutual Fund, Inc., and USAA Life Investment Trust. In addition, USAA IMCO serves as principal underwriter for the Separate Account of USAA Life, a registered investment company.

                                     48 A

Tax Matters
-----------

The following is a discussion of certain federal income tax matters. We do not intend this to be tax advice, nor does the following summary purport to be complete or to cover all situations. The discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.


The particular situation of each Owner or Beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of the federal estate tax, the state inheritance tax and other taxes.

Taxation of Policy Proceeds
The following discussion is based on current federal income tax law and interpretations. It assumes that the Owner is a natural person who is a U.S. citizen and resident. The tax effects on non-U.S. residents or non-U.S. citizens may be different.

      General. A Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
      Section 7702 of the Internal Revenue Code (the "Code") and (b) for as long as the investments made by the underlying Mutual Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policies will meet these requirements and that:
         . the death benefit received by the Beneficiary under your Policy will not be subject to federal income tax; and . increases in your Policy's cash value as a result of investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract ("MEC")" (which is discussed below). In all cases, however, the character of all income that is described below as taxable to the payee will be ordinary income (as opposed to capital gain).

      Testing for modified endowment contract (MEC) status. Your Policy will be a MEC if, at any time during the first 7 Policy Years, you have paid a cumulative amount of premiums that exceeds the premiums that would have been paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits after the payment of 7 level annual premiums. This is called the "seven-pay" test.

Whenever there is a "material change" under a Policy, the Policy will generally be (1) treated as a new contract for purposes of determining whether the Policy is a MEC, and (2) subject to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the Policy at the time of such change. A materially changed Policy would be considered a modified endowment if it failed to satisfy the new seven-pay limit. A material change for these purposes could occur as a result of a change in death benefit option, the selection of additional rider benefits, an increase in your Policy's Specified Amount of coverage, and certain other changes.

If your Policy's benefits are reduced during the first 7 Policy Years (or within 7 years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in Specified Amount you request or, in some cases, a partial surrender or termination of additional benefits under a rider.) If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a MEC. A life insurance policy that is received in exchange for a MEC will also be considered a MEC.


                                     49 A

      Other effects of Policy changes. Changes made to your Policy (for example, a decrease in benefits or a lapse or reinstatement of your Policy) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy.

      Taxation of pre-death distributions if your Policy is not a modified endowment contract (MEC). As long as your Policy remains in force during the Insured's lifetime as a non-MEC, a Policy loan will be treated as Indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan generally will not be tax deductible.


After the first 15 Policy Years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy Years, the proceeds from a partial surrender or a reduction in insurance coverage could be subject to federal income tax, under a complex formula, to the extent that your cash value exceeds your basis in your Policy.

On the Maturity Date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy terminates after a grace period while there is a Policy loan, the cancellation of such loan and accrued loan interest will be treated as a distribution and could be subject to tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

      Taxation of pre-death distributions if your Policy is a modified endowment contract (MEC). If your Policy is a MEC, any distribution from your Policy during the Insured's lifetime will be taxed on an "income-first" basis. Distributions for this purpose include (1) a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan), or (2) partial surrender. Any such distributions will be considered taxable income to you to the extent your cash value exceeds your basis in the Policy. (For MECs, your basis is similar to the basis described above for other Policies, except that it also would be increased by the amount of any prior loan under your Policy that was considered taxable income to you.) For purposes of determining the taxable portion of any distribution, all MECs issued by the same insurer (or its affiliate) to the same owner (excluding certain qualified plans) during any calendar year are aggregated. The U.S. Treasury Department has authority to prescribe additional rules to prevent avoidance of "income-first" taxation on distributions from MECs.


A 10% penalty tax also will apply to the taxable portion of most distributions from a Policy that is a MEC. The penalty tax will not, however, apply to distributions (1) to taxpayers 59 1/2 years of age or older, (2) in the case of a disability (as defined in the Code), or (3) received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary. If your Policy terminates after a grace period while there is a Policy loan, the cancellation of such loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the Maturity Date and upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the Policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.


Distributions that occur during a Policy Year in which your Policy becomes a MEC, and during any subsequent Policy Years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a Policy within 2 years before it becomes a MEC also will be subject to tax in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC. The Treasury Department has been authorized to prescribe rules which would treat similarly other distributions made in anticipation of a Policy becoming a MEC.


                                      50 A

      Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

      Terminal illness rider. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income. We believe that the benefits provided under our terminal illness rider meet the law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply, however, to amounts paid to someone other than the Insured, if the payee has an insurable interest in the Insured's life because the Insured is a director, officer or employee of the payee or by reason of the Insured being financially interested in any trade or business carried on by the payee.

      Diversification. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure by us to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Our Separate Account, through the Mutual Funds, intends to comply with these requirements.

In connection with the issuance of then temporary diversification regulations, the Treasury Department stated that it anticipated the issuance of guidelines prescribing the circumstances in which the ability of a Policy Owner to direct his or her investment to particular Mutual Funds within a Separate Account may cause the Owner, rather than the insurance company, to be treated as the Owner of the assets in the account. If you were considered the Owner of the assets of the Separate Account, income and gains from the account would be included in your gross income for federal income tax purposes. USAA Life reserves the right to amend the Policies in any way necessary to avoid any such result. As of the date of this Prospectus, no such guidelines have been issued, although the Treasury Department has informally indicated that any such guidelines could limit the number of investment funds or the frequency of transfers among such funds. These guidelines may apply only prospectively, although retroactive application is possible if such standards are considered not to embody a new position.

      Estate and generation skipping taxes. If the Insured is the Policy Owner, the death benefit under a Policy will generally be includable in the Owner's estate for purposes of federal estate tax. If the Owner is not the Insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $$1,000,000 (increasing annually by $500,000 to $3,500,000 in 2009) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes.


As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's Owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1,060,000 (indexed in future years by a cost of living adjustment). Because these rules are complex, you should consult with a qualified tax advisor for specific information, especially where benefits are passing to younger generations.


If the Owner of the Policy is not the Insured, and the Owner dies before the Insured, the value of the Policy, as determined under Internal Revenue Service regulations, is includable in the federal gross estate of the Owner for federal estate tax purposes. Whether a federal estate tax is payable depends on a variety of factors, including those listed in the preceding paragraph.


      Pension and profit-sharing plans. If Policies are purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for

                                      51 A
      the benefit of participants covered under the plan, the federal income tax treatment of such Policies will be somewhat different from that described above.

If purchased as part of a pension or profit-sharing plan, the reasonable net premium cost for such amount of insurance is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's Beneficiary, then the excess of the death benefit over the Policy's cash value will not be subject to federal income tax. However, the Policy's cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from the Policy or was an owner-employee under the plan.

There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax advisor.


      Other employee benefit programs. Complex rules may also apply when a Policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These Policy Owners must consider whether the Policy was applied for by or issued to a person having an insurable interest under applicable state law and with the Insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the Policy as life insurance for federal income tax purposes and the right of the Beneficiary to receive a death benefit.

      ERISA. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. You should consult a qualified legal advisor.


      When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

      Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and MECs, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the Insured, or your Beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax advisor.


Taxation of USAA Life
USAA Life is taxed as a life insurance company under federal income tax laws. USAA Life does not initially expect to incur any income tax on the earnings or the realized capital gains attributable to the Separate Account. If, in the future, USAA Life determines that the Separate Account may incur federal income taxes, then we may assess a charge against the Separate Account Variable Fund Accounts for those taxes. Any charge will reduce the Policy's cash value.

                                      52 A

We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to our Separate Account or allocable to the Policies.

Certain mutual funds in which your cash value is invested may elect to pass through to USAA Life taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to USAA Life. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to USAA Life.


State Regulation of USAA Life
-----------------------------

USAA Life, a stock life insurance company organized under the laws of Texas, is subject to regulation by the Texas Department of Insurance. An annual statement is filed with the Texas Department of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of USAA Life as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines the liabilities and reserves of USAA Life and the Separate Account and certifies their adequacy.

In addition, USAA Life is subject to the insurance laws and regulations of all other states and jurisdictions where it is licensed. Generally, the Insurance Department of any other state applies the laws of the state of Texas in determining USAA Life's permissible investments.


Legal Matters
-------------

The firms of Kirkpatrick & Lockhart, LLP, and Foley & Lardner, Washington, D.C., have advised USAA Life on certain federal securities law matters. All matters of Texas law pertaining to the Policy, including the validity of the Policy and USAA Life's right to issue the Policy under Texas insurance law, have been passed upon by Cynthia A. Toles, Vice President and Assistant Secretary of USAA Life.


Independent Auditors
--------------------

The audited financial statements and financial highlights of the Separate Account as of December 31, 2001, and for each of the years or periods presented, and the audited consolidated financial statements of USAA Life Insurance Company and its subsidiaries as of December 31, 2001 and 2000, and for each of the years in the three year period ended December 31, 2001, are included in this Prospectus. The information has been audited by KPMG LLP, independent certified public accountants, through their offices located at 112 E. Pecan, Suite 2400, San Antonio, Texas 78205.


Registration Statement
----------------------

USAA Life has filed a registration statement under the Securities Act of 1933 with the SEC relating to the offering described in this Prospectus. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as part thereof, to all of which reference is hereby made for additional information concerning the Separate Account, USAA Life and the Policies.

The exhibits to the registration statement include a form of hypothetical illustration of the Policy that shows how cash value, cash surrender value, and the death benefit could vary over an extended

                                      53 A
period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Funds equal to annual rates of 0%, 6%, and 12%, Insureds in the rate class illustrated, and based on current and guaranteed Policy charges.

The additional information contained in the registration statement may be obtained at the SEC's main office in Washington, D.C., upon payment of the prescribed fees.


Financial Statements
--------------------

You should consider the consolidated financial statements of USAA Life only as bearing on the ability of USAA Life to meet its contractual obligations under the Policies. They do not bear on the investment performance of the Separate Account. The financial statements of the Separate Account and USAA Life, and the accompanying Independent Auditors' Reports, appear on the pages that follow.



                          [TO BE FILED BY AMENDMENT]


                                      54 A

We have not authorized anyone to give any information or make any representations other than those contained in this Prospectus (or any sales literature we approve) in connection with the offer of the Policies described herein. You may not rely on any such information or representations, if made. This Prospectus does not constitute an offer in any jurisdiction to any person to whom such offer would be unlawful. This Prospectus is valid only when accompanied or preceded by the current prospectuses for the Funds described herein.

                                      55 A

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                                      56 A
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================================================================================

                          USAA LIFE INSURANCE COMPANY

                           9800 Fredericksburg Road
                           San Antonio, Texas 78288

================================================================================


================================================================================

           To check policy details, view fund account summaries, or
       receive a prospectus, annual or semiannual report electronically, visit your online resource center
                                   usaa.com


                      -----------------------------------

                To discuss your Variable Universal Life Policy,
               call a USAA Life Account Representative toll free

                                1-800-531-2923
                           (282-3460 in San Antonio)

                      -----------------------------------

                If you wish to discuss your particular policy,
              transfer money from one fund account to another or
                select a payout option call a USAA Life Service
                           Representative toll free

                                1-800-531-4265
                           (456-9061 in San Antonio)

                      -----------------------------------


                 You may also call our toll-free Touchline(R)
                         24 hours a day, 7 days a week
               for information about the value of your policy



                                1-800-531-5433




================================================================================


                    [LOGO]   We know what it means to serve./(R)/

                             -------------------------------

              INSURANCE . BANKING . INVESTMENTS . MEMBER SERVICES


                                      57 A

                                    PART II

             INFORMATION NOT REQUIRED TO BE FILED IN A PROSPECTUS


                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                    UNDERTAKING PURSUANT TO RULE 484(b)(1)
                       UNDER THE SECURITIES ACT OF 1933

      Rule 484(b)(1) under the Securities Act of 1933 requires a description of "[a]ny provision or arrangement . . . whereby the registrant may indemnify a director, officer or controlling person of the registrant against liabilities arising under the [Securities] Act." Registrant, the Life Insurance Separate Account of USAA Life Insurance Company, does not, as a technical matter, have any directors or officers. Nevertheless, Registrant, pursuant to Section 13 of the Amended and Restated Distribution and Administration Agreement, may indemnify, albeit indirectly, directors and/or officers of its depositor, USAA Life Insurance Company ("USAA Life"), as follows. Section 13 of such Agreement provides that Registrant shall indemnify the employees of USAA Investment Management Company ("IMCO"), Registrant's principal underwriter. To whatever extent any director or officer of USAA Life may be deemed to be an "employee" of IMCO, Registrant may be deemed to be permitted to indemnify such person pursuant to such Agreement, which is filed as Exhibit 1.(3)(a) to this Registration Statement and is herein incorporated by reference.


      Additionally, there are certain other provisions or arrangements whereby USAA Life, and/or certain of its affiliated persons, may be indemnified by parties or entities other than Registrant. Such provisions or arrangements are incorporated herein by reference, as follows: to Article IX of the By-Laws of USAA Life, filed as Exhibit 1.6(b) to this Registration Statement; to Section 9 of the Amended and Restated Underwriting and Administrative Services Agreement, filed as Exhibit 1.(8)(a) to this Registration Statement; to Section 12 of the Transfer Agent Agreement, as amended, filed as Exhibit 1.(8)(c) to this Registration Statement; to Section 5(b) of the Amended Participation Agreement, filed as Exhibit 1.8(d)(i) of this Registration Statement; to Section 6(b) of the Amended Reimbursement Agreement, filed as Exhibit 1.8(d)(iii) to this Registration Statement; to Section 12.2 of the Amended Participation Agreement, filed as Exhibit 1.8(e)(i) to this Registration Statement; to the Amended Expense Allocation Agreement, filed as Exhibit 1.8(e)(ii) to this Registration Statement; to Section 7 of the Participation Agreement, filed as Exhibit 1.8(f) to this Registration Statement; and to Section 8 of the Participation Agreement filed as Exhibit 1.8(g) to this Registration Statement.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE POLICIES PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

     USAA Life Insurance Company ("USAA Life") represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company under the Policies. USAA Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for USAA Life to earn a profit; the degree to which the Policies include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Policies or prospectus, or otherwise.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

The facing sheet.

Reconciliation and tie between items in Form N-8B-2 and the Prospectus.


Prospectus consisting of 55 pages.


Undertaking, pursuant to Section 15(d) of the Securities Exchange Act of 1934 to file reports.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, regarding indemnification.

Representation regarding the reasonableness of aggregate fees and charges.

The signatures.

Written consents of the following persons:


       Cynthia A. Toles, Esq., Vice President and Assistant Secretary, USAA Life Insurance Company (filed as Exhibit 2)./9/

       KPMG LLP, Independent Auditors (filed as Exhibit 6).


       James C. Hackard, ASA, MAAA, Associate Actuary, USAA Life Insurance Company (filed as Exhibit 9)./4/

The following exhibits:

       1.  Exhibits required by Article IX, paragraph A, of Form N-8B-2:

            (1) Resolution of Board of Directors of USAA Life Insurance Company establishing Life Insurance Separate Account of USAA Life Insurance Company. (The resolution is filed in lieu of a trust or indenture creating a unit investment trust.)/1/

            (2)    Not applicable.


            (3)(a) Amended and Restated Distribution and Administration
                   Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, dated December 16, 1994, and amended and restated, to encompass variable universal life insurance, March 30, 1998./4/


            (3)(b) Not applicable.

            (3)(c)      Not applicable.

            (4)         Not applicable.

            (5) Revised Form of Variable Universal Life Insurance Policy (Policy Form No. VUL 31891TX), including riders./4/

            (6)(a) Articles of Incorporation of USAA Life Insurance Company, as amended./8/

            (6)(b) Bylaws of USAA Life Insurance Company, as amended, April 20, 2000. (Filed herewith.)


            (7)         Not applicable.

            (8)(a)(i) Amended and Restated Underwriting and Administrative Services Agreement by and between USAA Life Insurance Company, USAA Life Investment Trust and USAA Investment Management Company, dated December 16, 1994, amended February 7, 1997, amended and restated, to encompass variable universal life insurance, February 26, 1998, amended and restated, November 18, 1998, amended and restated, December 31, 1999./7/


            (8)(a)(ii) First Amendment to the Amended and Restated Underwriting and Administrative Services Agreement, dated May 23, 2001./10/


            (8)(b)(i) Investment Advisory Agreement by and between USAA Life Investment Trust and USAA Investment Management Company, dated December 16, 1994./3/


            (8)(b)(ii) Amendment to Investment Advisory Agreement by and between USAA Life Investment Trust and USAA Investment Management Company, with respect to Funds added to Trust, dated February 7, 1997./2/


            (8)(b)(iii) Second Amendment to Investment Advisory Agreement by and
                        between USAA Life Investment Trust and USAA Investment Management Company, to encompass variable life insurance, dated February 18, 1998./3/


            (8)(c)(i) Transfer Agent Agreement by and between USAA Life Investment Trust and USAA Life Insurance Company, dated December 15, 1994./3/


            (8)(c)(ii) Letter Agreement by and between USAA Life Investment Trust and USAA Life Insurance Company, appointing USAA Life as the Transfer Agent and Dividend Disbursing Agent for Funds added to Trust, dated February 7, 1997./3/

        (8)(c)(iii) Amendment to Transfer Agent Agreement by and between USAA Life Investment Trust and USAA Life Insurance Company, to encompass variable universal life insurance, dated February 18, 1998./3/


        (8)(d)(i) Amended ParticiPation Agreement by and between Scudder Variable Life Investment Fund and USAA Life Insurance Company, dated February 3, 1995, as amended May 21, 1998./6/

        (8)(d)(ii) Amended Participating Contract and Policy Agreement by and between Scudder Investor Services, Inc. and USAA Investment Management Company, dated February 3, 1995, as amended April 29, 1998./6/

        (8)(d)(iii) Amended Reimbursement Agreement by and between Scudder Kemper Investments, Inc. and USAA life Insurance Company, dated February 3, 1995, as amended May 21, 1998./6/

        (8)(d)(iv) Amended Letter Agreement by and between Scudder Kemper Investments, Inc., Scudder Investor Services, Inc., Scudder Variable Life Investment Fund, USAA Life Insurance Company and USAA Investment Management Company, dated February 3, 1995, as amended March 16, 1998./6/

        (8)(e)(i) Amended Participation Agreement by and between The Alger American Fund, Fred Alger Management, Inc., Fred Alger & Company, Incorporated, and USAA Life Insurance Company, dated December 16, 1994, as amended March 16, 1998./4/

        (8)(e)(ii) Amended Expense Allocation Agreement by and between Fred Alger Management, Inc., Fred Alger & Company, Incorporated, and USAA Life Insurance Company, dated December 16, 1994 as amended March 16, 1998./4/


        8(f) Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation, and USAA Life Insurance Company, dated March 12, 2001./9/

        8(g) Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation, and USAA Life Insurance Company, dated April 20, 2001./9/


        (10)(a)(i) Revised Form of Application for the Variable Universal Life Insurance Policy filed as Exhibit 1.(5)./4/

        (10)(a)(ii) Form of Application for Variable Universal Life Insurance Policy Change./4/

        (10)(b)  Section 1035 Exchange Form./4/


     Other Exhibits


        2. Opinion and Consent of Cynthia A. Toles, Esq., Vice President and Assistant Secretary, USAA Life Insurance Company, as to the legality of the Policy interests being registered./9/


        3.       Not applicable.

        4.       Not applicable.

        5.       Financial Data Schedule. (See Exhibit 27 below.)

        6. Consent of KPMG LLP, Independent Auditors. (To be filed by amendment)


        7.  (a)  Power of Attorney for Robert G. Davis./1/

            (b) Powers of Attorney for James M. Middleton, Bradford W. Rich, and Josue Robles, Jr./8/


            (c) Powers of Attorney for Russell A. Evenson and Larkin W. Fields. (Filed herewith.)


        8. Revised form of illustration showing cash values, cash surrender values, and death benefits, based on annualized rates of return of 0%, 6%, and 12%, and based on current and guaranteed Policy charges. (To be filed by amendment.)


        9. Opinion and Consent of James C. Hackard, ASA, MAAA, Associate Actuary, USAA Life Insurance Company, as to the methodology for computing cash values, cash surrender values, and death benefits as described in the form of illustration filed as
                 Exhibit 8./4/

        27. Financial Data Schedule. (Inapplicable, because, notwithstanding Instruction 5 as to Exhibits, the Commission staff has advised that no such Schedule is required.)

__________________

/1/ Previously filed on January 30, 1998, with the initial filing of this Registration Statement.

/2/ Incorporated herein by reference to Post-Effective Amendment No. 3, filed on February 14, 1997, to Form N-1A Registration Statement (File No. 33-82270) of USAA Life Investment Trust.

/3/ Incorporated herein by reference to Post-Effective Amendment No. 6, filed on March 2, 1998, to the Form N-1A Registration Statement (File No. 33-82270) of USAA Life Investment Trust.


/4/ Previously filed on May 15, 1998, with the Pre-Effective Amendment to Registrant's Form S-6 Registration Statement.

/5/ Incorporated herein by reference to Post-Effective Amendment No. 7, filed on February 26, 1999, to the Form N-1A Registration Statement (File No. 33-82270) of USAA Life Investment Trust.

/6/ Previously filed on February 26, 1999, with the Post-Effective Amendment No. 1 to Registrant's Form S-6 Registration Statement.

/7/ Incorporated herein by reference to Post-Effective Amendment No. 8, filed on April 28, 2000, to the Form N-1A Registration Statement (File No. 33-82270) of USAA Life Investment Trust.

/8/ Previously filed on April 27, 2000, with the Post-Effective Amendment No. 3 to Registrant's Form S-6 Registration Statement.

/9/ Previously filed on April 27, 2001, with the Post-Effective Amendment No. 4 to Registrant's Form S-6 Registration Statement.

/10/ Incorporated herein by reference to Post-Effective Amendment No. 10, filed on April [_], 2002, to the Form N-1A Registration Statement (File No. 33-82270) of USAA Life Investment Trust.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Life Insurance Separate Account of USAA Life Insurance Company, has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of San Antonio, and State of Texas, on this 21st day of February, 2002.


                         Signature:  Life Insurance Separate Account of
                                     USAA Life Insurance Company
                                     (Registrant)

                         By:         USAA Life Insurance Company
                                     (On behalf of Registrant and itself)

                         By:         /s/ James M. Middleton
                                     --------------------------------------
                                     James M. Middleton
                                     President and Chief Executive Officer

Attest: /s/ Cynthia A. Toles
        -------------------------
        Cynthia A. Toles
        Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


(NAME)                      (TITLE)                        (DATE)
Robert G. Davis             Chairman

James M. Middleton          Vice Chairman, President and   February  21, 2002
                            Chief Executive Officer

Russell A. Evenson          Director                       February 21, 2002

Larkin W. Fields            Director                       February 21, 2002
Larkin W. Fields            Treasurer                      February 21, 2002

Kenneth A. McClure          Director

Bradford W. Rich            Director                       February 25, 2002

*Josue Robles, Jr.          Director                       February 25, 2002





*Signed by Cynthia A. Toles, as Attorney-in-fact.

                                 EXHIBIT INDEX


Exhibits                                                                          Page No.
---------                                                                        --------
1.(6)(b)  Bylaws of USAA Life Insurance Company, as amended, April 20, 2000.

6.        Consent of KPMG LLP, Independent Auditors. [To be filed by amendment.]

7(c)      Powers of Attorney for Russell A. Evenson and Larkin W. Fields.

8. Revised form of illustration showing cash values, cash surrender values, and death benefits based on an annualized rates of return of 0%, 6%, and 12%, and based on current and guaranteed Policy charges.
          [To be filed by amendment.]